                              STAG VARIABLE LIFE
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-243-5433

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This Prospectus describes a flexible premium variable life insurance policy (the
"Policies", and each individually a "Policy") offered by ITT Hartford Life and Annuity Insurance Company ("Hartford") to applicants age 80 and under. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition, the Policy Owner can select a Guarantee Period, of from one to ten years, during which additional guarantees are provided. Among these is the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums are paid or are provided for by favorable investment experience. Unscheduled Premium payments are also allowed.

The Guarantee Period selected by You will affect the benefits provided by the Policy. In general, the longer the Guarantee Period is, the higher the front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include lower cost of insurance rates and lower mortality and expense risk rates. See "Summary -- Guarantee Period," page 7, for more details.

Sales agents can provide prospective purchasers with individualized sales illustrations which reflect all the fees and charges associated with the Policy options selected.

The Policies provide for a Death Benefit payable at the Insured's death. The Policy Owner may select one of three Death Benefit options; a fixed amount equal to the Face Amount, a variable amount equal to the Face Amount plus the Account Value, or a variable amount equal to the Face Amount plus a return of Scheduled Premiums.

Under all three options, the Policies have Cash Values which increase with the payment of each premium and which decrease to reflect fees and charges made by the Hartford. These fees and charges vary depending on the Face Amount of the Policy, the age of the Insured, the level of the premiums paid, and the length of the Guarantee Period.
If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to a refund of excess sales loads in addition to the Cash Surrender Value.

There is no guaranteed minimum Cash Value for a Policy. The Cash Value of a Policy will also vary up or down to reflect the investment experience of the Funds to which the Net Premium(s) has been allocated and the Policy Owner bears the investment risk for all amounts so allocated.

The initial Net Premium will be allocated to Hartford Money Market Sub-Account and after the Right to Examine Period has expired, to one or more of the Sub-Accounts or to the Fixed Account as specified in the Policy Owner's application. The Funds underlying the Sub-Accounts presently are: Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Bond Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc., and HVA Money Market Fund, Inc. (the "Hartford Funds") of Hartford Mutual Funds, each of which is managed by HL Investment Advisors, Inc.: Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund (the "Putnam Funds") of Putnam Variable Trust, each of which is managed by Putnam Investment Management, Inc. ("Putnam Management"), and the VIP Equity-Income Portfolio and the VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager Portfolio of the Variable Insurance Products Fund II, each of which is managed by Fidelity Management & Research Company (the "Fidelity VIP Funds," and collectively with the Hartford Funds and the Putnam Funds, the "Funds").

These Policies are subject to a front-end sales load and surrender charge which are set forth in the sections entitled "Deduction from the Premium" and "Deductions and Charges from the Account Value" on page 18. In addition, there are examples on pages 21 and 22 to help you in your selection of a Guarantee Period.

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MAXIMUM FRONT-END SALES LOADS ARE 50% OF THE PREMIUMS PAID IN THE FIRST POLICY
YEAR, 11% IN YEARS 2 THROUGH 10 AND 3% IN YEARS 11 AND LATER. THE MAXIMUM SURRENDER CHARGE UNDER THE POLICY IS 110% OF THE PREMIUM PAID IN THE FIRST POLICY YEAR. HOWEVER, ACTUAL CHARGES MAY BE LESS. SEE "DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS -- DEDUCTIONS FROM THE PREMIUM -- FRONT-END SALES LOAD" ON PAGE 16, "DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS -- DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- SURRENDER CHARGES" ON PAGE 20, AND "DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS -- CASH VALUES -- LOAD REFUND" ON PAGE 12 FOR MORE DETAILS.



IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1997
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2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................   10
   General.............................................................   10
   Premiums............................................................   10
     Premium Payment Flexibility.......................................   10
     Scheduled Premiums................................................   11
     Unscheduled Premiums..............................................   11
     Allocation of Premium Payments....................................   11
     Accumulation Units................................................   11
     Accumulation Unit Values..........................................   11
     Premium Limitation................................................   12
   Cash Values.........................................................   12
     Amount Payable on Surrender of the Policy.........................   12
     Load Refund.......................................................   12
     Partial Withdrawals...............................................   12
   Transfers of Account Value..........................................   12
     Amount and Frequency of Transfers.................................   12
     Transfers to or from Sub-Accounts.................................   13
     Transfers from the Fixed Account..................................   13
     Dollar Cost Averaging Option......................................   13
   Policy Loans........................................................   13
     Loan Interest.....................................................   14
     Credited Interest.................................................   14
     Preferred Loan....................................................   14
     Loan Repayments...................................................   14
     Termination Due to Excessive Indebtedness.........................   14
     Effect of Loans on Account Value..................................   14
   Death Benefit.......................................................   14
     Death Benefit Options.............................................   14
     Option Change.....................................................   14
     Death Benefit Guarantee...........................................   14
     Minimum Death Benefit.............................................   14
     Increases and Decreases in Face Amount............................   15
   Benefits at Maturity................................................   15
   Lapse and Reinstatement.............................................   15
     Policy Surplus....................................................   15
     Lapse and Grace Period............................................   15
     Reinstatement.....................................................   16
     Automatic Premium Loan Option.....................................   16
   The Right to Examine or Exchange the Policy.........................   16
   Surrender/Continuation Options......................................   17
     Option Descriptions...............................................   17
   Valuation of Payments and Transfers.................................   17
   Application for a Policy............................................   18
     Reduced Charges for Eligible Groups...............................   18
   Deductions from the Premium.........................................   18
     Front End Sales Load..............................................   18
     Premium Related Tax Charge........................................   18
   Deductions and Charges from the Account Value.......................   18
     Monthly Deduction Amounts.........................................   18
     Surrender Charges.................................................   20
     Examples of Front-End Sales Loads and Surrender Charges...........   20
     Charges Against the Funds.........................................   22

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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
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
                                                                         PAGE
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     Taxes.............................................................   23
 THE COMPANY...........................................................   23
 SEPARATE ACCOUNT VL I.................................................   24
   General.............................................................   24
   Funds...............................................................   24
     Hartford Funds....................................................   24
     Putnam Funds......................................................   24
     Fidelity VIP Funds................................................   25
   Investment Adviser..................................................   26
     Hartford Funds....................................................   26
     Putnam Funds......................................................   26
     Fidelity VIP Funds................................................   27
 THE FIXED ACCOUNT.....................................................   27
 OTHER MATTERS.........................................................   27
   Voting Rights.......................................................   27
   Statements to Policy Owners.........................................   28
   Limit on Right to Contest...........................................   28
   Misstatement as to Age..............................................   28
   Payment Options.....................................................   28
   Beneficiary.........................................................   28
     Assignment........................................................   29
     Dividends.........................................................   29
 SUPPLEMENTAL BENEFITS.................................................   29
   Deduction Amount Waiver Rider.......................................   29
   Accidental Death Benefit Rider......................................   29
   Increase in Coverage Option Rider...................................   29
   Maturity Date Extension Rider.......................................   29
 EXECUTIVE OFFICERS AND DIRECTORS......................................   30
 DISTRIBUTION OF THE POLICIES..........................................   31
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   31
 FEDERAL TAX CONSIDERATIONS............................................   31
   General.............................................................   31
   Taxation of Hartford and the Separate Account.......................   32
   Income Taxation of Policy Benefits..................................   32
   Modified Endowment Contracts........................................   32
   Estate and Generation Skipping Taxes................................   33
   Diversification Requirements........................................   33
   Ownership of the Assets in the Separate Account.....................   33
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   34
   Federal Income Tax Withholding......................................   34
   Non-Individual Ownership of Policies................................   34
   Other...............................................................   34
   Life Insurance Purchases by Nonresident Aliens and Foreign
 Corporations..........................................................   34
 LEGAL PROCEEDINGS.....................................................   34
 EXPERTS...............................................................   34
 REGISTRATION STATEMENT................................................   35
 LEGAL MATTERS.........................................................   35
 APPENDIX A -- ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND
 SURRENDER VALUES......................................................   36

                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.
    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.
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4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                           GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:
ACCOUNT VALUE: Value used to determine certain Policy benefits and charges. ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.
ANNUAL SCHEDULED PREMIUM AND/OR SCHEDULED PREMIUMS: The amount of premiums selected by You within limits established under the Policy.
ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years. CASH SURRENDER VALUE: Cash Value less all Indebtedness.
CASH VALUE: The Account Value less all remaining surrender charges, if any.
CODE: The Internal Revenue Code of 1986, as amended.
DATE OF ISSUE: The date from which the provisions governing the suicide and incontestability are measured.
DEATH BENEFIT: The Death Benefit Option in effect determines how the Death Benefit is calculated. The three Death Benefit Options provided are described in the Death Benefit section of this Prospectus.
DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness.
FACE AMOUNT: On the Policy Date, the Face Amount equals the initial Face Amount. Thereafter it may change in accordance with the terms of the Policy.
FIXED ACCOUNT: Portion of Account Value invested in Hartford's general account. FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.
FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.
GUARANTEE PERIOD: The period, selected by You, from one to ten Policy Years, during which additional Policy guarantees are provided. Among these is the guarantee that if Scheduled Premiums are paid, the Death Benefit will be no less than the initial Face Amount regardless of the investment performance of the Sub-Accounts. See "Summary -- Guarantee Period," page 7.
GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under the Federal securities laws. These assumptions include mortality charges based on the 1980 CSO Table, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in the Policy. For purposes of the Policy, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

HARTFORD (ALSO WE, US, OUR OR THE COMPANY): ITT Hartford Life and Annuity Insurance Company.

IN WRITING: In a written form satisfying to Us.

INDEBTEDNESS: The outstanding loan on the Policy, including any interest due or accrued.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on his/ her last birthday.

LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts are not subject to the investment experience of the Separate Account.

MATURITY DATE: The date on which the Policy will mature.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.

NET PREMIUM: The amount of premium actually credited to the Account Value.

POLICY: The flexible premium variable life insurance contract issued by Hartford described in this Prospectus.

POLICY ANNIVERSARY: An anniversary of the Policy Date. Similarly, Policy Years are measured from the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER (ALSO YOU, YOUR): The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY SURPLUS: An amount which We calculate for each Policy Year during the Guarantee Period to determine whether or not payment of a Scheduled Premium is required and is calculated as described in "Policy Surplus" on page 15.
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
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POLICY YEARS: Annual periods computed from the Policy Date.
PRO RATA BASIS: An allocation method based on the proportion of the Account
Value in the Fixed Account and each Sub-Account.
SCHEDULED PREMIUM: Amount of premium shown on Your specifications.
SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL I"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford; in this case, "Separate Account VL I."
SUB-ACCOUNT: The subdivisions of the Separate Account.
TARGET ACCOUNT VALUE: The Account Value, determined at issue, that would result on each Policy Anniversary assuming all annual Scheduled Premiums were paid when due (including the one due on that anniversary for the next Policy Year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

UNSCHEDULED PREMIUMS: Any premium payment other than a Scheduled Premium
Payment.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.
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6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                    SUMMARY

--------------------------------   THE POLICY

    The flexible premium variable life insurance Policies offered by this Prospectus are funded by the Fixed Account and Separate Account VL I, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Separate Account is presently comprised of 22 sub-accounts (the "Sub-Accounts" and each individually a "Sub-Account"), each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, the Net Premium will be allocated, to the Hartford Money Market Sub-Account. At a later date the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or the Fixed Account as specified in the Policy Owner's application. This later date is the latest of 45 days after the application is signed, ten days after We receive the premium and the date We receive the final requirement to put the Policy in force. The Policies are credited with units ("Accumulation Units") in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer amounts invested among the Sub-Accounts and the Fixed Account subject to a transfer charge, if applicable. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 12.

    The Policies are first and foremost life insurance policies with death benefits, cash values, and other features traditionally associated with life insurance. The Policies are called "flexible premium" because, once the desired level and pattern of Death Benefits have been determined, a Policy Owner has considerable flexibility in the selection of the timing and amount of premium to be paid. The Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Cash Value will, and the Death Benefit may increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated. However, as long as the Policy remains in force, no partial withdrawals occur, and there are no requests to increase or decrease the Face Amount, the Death Benefit will never be less than the initial Face Amount. See "Detailed Description of Policy Benefit and Provisions -- Death Benefit," page 14.
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                             POLICY DESIGN OPTIONS
    The options in the Policy are structured to give a prospective purchaser and his or her sales agent the ability to select a Policy tailor-made for the purchaser's specific life insurance needs.
    The Policy options which provide such flexibility fall into four major categories:

1. Death Benefit Options -- These allow the Policy Owner to select various levels and patterns of Death Benefit payments.

2. Premium Options -- Once the Policy Owner has decided on the appropriate Death Benefit, he or she then has considerable flexibility in determining the desired premium schedule.

3. Guarantee Period Options -- The Policy Owner also has the ability to choose a Guarantee Period from one to ten years. During this period, additional contractual guarantees are provided. Among these is the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums selected by the Policy Owner are paid or provided for by favorable investment experience.

4. Investment Options -- The Policy Owner has the choice of allocating the Policy's Account Value among nine or less of the Policy's 23 investment options. These include the 22 variable Sub-Accounts and the Fixed Account.

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                                 DEATH BENEFIT

    The Policies provide for three Death Benefit options. These can be level and equal to the Face Amount, a Face Amount plus Return of Account Value Death Benefit or a Face Amount plus Return of Scheduled Premium Death Benefit. At the death of the Insured, we will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy. See "Detailed Description of Policy Benefits and Provision -- Death Benefit," page 14.

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                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.

    Prior to issue, You can choose the level of the Scheduled Premiums, within a range determined by Hartford based on the Face Amount of the Policy, the Insured's sex (except where unisex rates apply) and Issue Age, and the Insured's risk classification.

    During the Guarantee Period, Hartford will guarantee that the Policy will not lapse, regardless of the investment experience of the Funds, if You pay the Scheduled Premiums when due. In addition, Unscheduled Premium Payments are allowed during the Guarantee Period.

    Even if You do not pay all Scheduled Premiums due during the Guarantee Period, the Policy will stay in force as
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
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long as the Policy Surplus exceeds any Indebtedness under the Policy.
    After the Guarantee Period, You may change Your Scheduled Premiums to any level You desire, and Unscheduled Premium Payments are still allowed. Once the Guarantee Period has expired, the Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts.
    No premium payment will be accepted which causes the Policy to not meet the tax qualification guidelines for life insurance under the Internal Revenue Code of 1986, as amended.

    There are circumstances, usually if a Policy Owner wants to refund future benefits in seven years or less, when the Policy may become a Modified Endowment Contract under federal tax law. If it does, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 32, for a discussion of the "seven pay test."

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                                GUARANTEE PERIOD

    The Guarantee Period selected by You will affect the benefits provided by the Policy. In general, the longer the Guarantee Period is, the higher the front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:
a. a longer period during which Your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts,
b. a longer period during which Your current administrative fees are guaranteed (as a result, the longer the Guarantee Period is, the lower the guaranteed administrative fees are),
c. a longer period during which Your current cost of insurance rates are guaranteed (as a result, the longer the Guarantee Period is, the lower the guaranteed cost of insurance rates are),
d.  lower current cost of insurance rates,
e.  lower mortality and expense risk rates.

    In addition, if you choose a Guarantee Period longer than five years, You may be given the right to purchase additional coverage, subject to limitations, without any evidence of insurability. See "Supplemental Benefits," page 29.

    Due to the way the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of these charges on the Policy values without a sales illustration. Once a purchaser, in consultation with his or her sales agent, has decided on a combination of Policy features, (such as Face Amount, level of Scheduled Premiums, Guarantee Period, and the Issue Age and sex of Insured) the sales agent will provide that purchaser with an illustration which reflects the charges and benefits of that particular combination and a summary of Policy charges and fees. In addition, these illustrations are available for any allowable combination of benefits which a prospective purchaser may request.


    For more information concerning front-end sales loads, see page 18, surrender charges, see page 18, cost of insurance charges, see page 19, and mortality and expense risk charges, see page 19.


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                             SEPARATE ACCOUNT VL I

    Separate Account VL I is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940. Separate Account VL I is presently comprised of 22 Sub-Accounts, each of which invests exclusively in one of the Funds. Each Hartford Fund is organized as a corporation under the laws of the State of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Putnam Funds are portfolios of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), a Massachusetts business trust organized on September 24, 1987 that is an open-end, series investment company with multiple portfolios or funds registered under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund, organized on November 13, 1981. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II, organized on March 21, 1988. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies by the Commission. The shares of the Funds are sold to the Separate Account and to other separate accounts of Hartford or its affiliates which fund similar annuity or life insurance products.

    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Bond
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8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc.,
Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc., and HVA Money Market Fund, Inc. (hereinafter the "Hartford Funds"), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund (hereinafter the "Putnam Funds"), and the VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio (hereinafter the "Fidelity VIP Funds"). Applicants should read the prospectus for each of the Funds accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of each of the Funds are as set forth in "Separate Account VL I," page 24.
    The investment adviser for the Hartford Funds is HL Investment Advisors,
Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford. HL Advisors retains Wellington Investment Management, L.L.P. ("Wellington Management") as an investment sub-adviser with respect to certain of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. (HIMCO) for the provision of investment services for certain of the Hartford Funds. The Putnam Funds are advised by Putnam Investments Management Inc., a subsidiary of Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. See "Separate Account VL I," page 24.

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                                 FIXED ACCOUNT
    Premium payments and Cash Values allocated to the Fixed Account become part of the general assets of the Hartford. Hartford invests the assets of the general account in accordance with applicable law governing the investments of insurance company general accounts.

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                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the front-end sales load and premium taxes. The amount of each premium allocated to the Account Value is Your Net Premium.
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                              FRONT-END SALES LOAD
    The front-end sales load portion of the premium deduction is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.

    The maximum front-end sales load percentages are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% in Policy Years 11 and later.

    For all Guarantee Periods, the maximum amount of premium paid in any Policy Year subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premium paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

    The actual schedule of front-end sales loads for any given Policy is specified in that Policy.

---------------------------------------------------
                           PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. These will be taken on a Pro Rata Basis from the Fixed Account and Sub-Accounts on each Monthly Activity Date.

    The Monthly Deduction Amount equals:

(a) the cost of insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus

(d) the monthly administrative fee, plus

(e) the mortality and expense risk charge.


    Hartford may also set up a provision for income taxes against the assets of the Separate Account. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Taxes," page 23, and "Federal Tax Considerations," page 31.


    For Policy Years one through twenty, the mortality and expense risk charge ranges from 1.40% annually for a Policy with a one-year Guarantee Period and decreases as the Guarantee Period gets longer to .60% on a Policy with a ten-year Guarantee Period. After the twentieth Policy Year, the mortality and expense risk charge for all Policies will equal .60% annually.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------

    Prospective purchasers should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

---------------------------------------------------
                               SURRENDER CHARGES

    A contingent deferred sales load ("Surrender Charge") is assessed against the Account Value of a Policy if the Policy lapses or is surrendered during the first nine Policy Years. The amount of the Surrender Charge applicable during the first Policy Year is established by Hartford based on the premiums and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance law, the Surrender Charge decreases by an equal amount each Policy Year until it reaches zero during the tenth Policy Year.

    The actual schedule of Surrender Charges for any given Policy is set forth in that Policy. In addition, sales agents will provide, upon request, the schedule of Surrender Charges which would apply under any given circumstances.

---------------------------------------------------
                           LIMITS ON FRONT-END SALES
                          LOADS AND SURRENDER CHARGES

    Certain state insurance laws and regulations limit the front-end sales loads and Surrender Charges which can be assessed on these Policies. The front-end sales loads and Surrender Charges assessed in these Policies comply with these limitations.

    Front-end sales loads and Surrender Charges which cover expenses relating to the sale and distribution of the Policies may be reduced for certain sales of the Policies under circumstances which may result in savings of such sales and distribution expenses.

---------------------------------------------------
                                   CASH VALUE

    As with many other types of insurance policies, each Policy will have a cash value ("Cash Value"). The Cash Value of the Policy will increase or decrease to reflect the interest credited to the Fixed Account and Loan Account, investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Cash Value and the Policy Owner bears the risk of the investment in the Funds. See "Detailed Description of the Policy Benefits and Provisions -- Cash Values," page 12.

---------------------------------------------------
                                  POLICY LOANS

    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time a loan is requested, the Indebtedness (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 13.

---------------------------------------------------
                           CHARGES AGAINST THE FUNDS

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. These charges are described herein. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Charges Against the Funds," page 22.

    The following table shows total fund operating expenses for the year ending December 31, 1996 for the Funds:

                                                             TOTAL FUND
                               MANAGEMENT        OTHER       OPERATING
         FUND NAME                FEES          EXPENSES      EXPENSES
---------------------------  ---------------  ------------  ------------
Hartford Advisers Fund.....        0.615%          0.017%       0.632%
Hartford Bond Fund.........        0.490%          0.030%       0.520%
Hartford Capital
  Appreciation Fund........        0.629%          0.017%       0.646%
Hartford Dividend and
  Growth Fund..............        0.709%          0.017%       0.726%
Hartford Index Fund........        0.374%          0.019%       0.393%
Hartford International
  Opportunities Fund.......        0.691%          0.095%       0.786%
Hartford Mortgage
  Securities Fund..........        0.424%          0.029%       0.453%
Hartford Stock Fund........        0.441%          0.016%       0.457%
HVA Money Market Fund......        0.423%          0.021%       0.444%
Putnam VT Diversified
  Income Fund..............         0.70%           0.13%        0.83%
Putnam VT Global Asset
  Allocation Fund..........         0.68%           0.15%        0.83%
Putnam VT Global Growth
  Fund.....................         0.60%           0.16%        0.76%
Putnam VT Growth and Income
  Fund.....................         0.49%           0.05%        0.54%
Putnam VT High Yield Fund..         0.68%           0.08%        0.76%
Putnam VT Money Market Fund
  (1)......................         0.45%           0.10%        0.55%
Putnam VT New Opportunities
  Fund.....................         0.63%           0.09%        0.72%
Putnam VT US Government and
  High Quality Bond Fund...         0.62%           0.07%        0.69%
Putnam VT Utilities Growth
  and Income Fund (2)......         0.69%           0.09%        0.78%
Putnam VT Voyager Fund.....         0.57%           0.06%        0.63%
Fidelity VIP Equity-Income
  Portfolio................         0.51%           0.07%        0.58%
Fidelity VIP Overseas
  Portfolio................         0.76%           0.17%        0.93%
Fidelity VIP II Asset
  Manager Portfolio (3)....         0.64%           0.10%        0.74%

------------------------------
(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus accompanying this Prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the management contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Absent these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.

----------------------------------------------------------------
                              THE RIGHT TO EXAMINE
                                   THE POLICY
    An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy within ten days after delivery of the Policy, or within 45 days after completion of the application, whichever is latest (subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.
---------------------------------------------------
                         SURRENDER/CONTINUATION OPTIONS

    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may generally choose to have the Cash Surrender Value applied under one of the following options:
    OPTION A -- Surrender for Cash
    OPTION B -- Continue as Extended Term Insurance
    OPTION C -- Continue as Paid-Up Insurance

    See "Detailed Description of Policy Benefits and Provisions -- Surrender/Continuation Options," page 17.

---------------------------------------------------
                                TAX CONSEQUENCES
    The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Policy beneficiary. See "Federal Tax
Considerations," page 31.

---------------------------------------------------
                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

--------------------------------    GENERAL

    This Prospectus describes a flexible premium variable life insurance policy where the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition, the Policy Owner can select a Guarantee Period, from one to ten years, during which additional guarantees are provided such as the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums are paid or are provided for by favorable investment experience. As stated below, Unscheduled Premium payments are also allowed.

---------------------------------------------------
                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    A significant feature of the Policy is that it gives You the ability to pay amounts greater or less than the Scheduled Premiums.

    Prior to issue, You can choose the level of the Scheduled Premiums, within a range determined by Hartford, based on the Face Amount of the Policy, the Insured's sex (except where unisex rates apply), age at issue, and the Insured's risk classification.

    During the Guarantee Period, Hartford will guarantee that the Policy will not lapse, regardless of the investment experience of the Funds, if You pay the Scheduled Premiums when due and the Indebtedness never exceeds the Cash Value. In addition, Unscheduled Premium payments are allowed during the Guarantee Period.

    Even if You do not pay all Scheduled Premiums due during the Guarantee Period, the Policy will stay in force as long as the Policy Surplus exceeds the Indebtedness in the Policy.

    After the Guarantee Period, You may change your Scheduled Premiums to any level you desire, and Unscheduled Premium payments are still allowed. Once the Guarantee Period has expired, the Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts.

    See, also, "-- Lapse and Reinstatement," page 15, for more details.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------

SCHEDULED PREMIUMS
    You have the right to pay Scheduled Premiums annually, semiannually, quarterly, or monthly. The first Scheduled Premium is due on the Policy Date. During the Guarantee Period, each Scheduled Premium after the first is due at the expiration of the period for which the preceding Scheduled Premium was paid. A Scheduled Premium may be paid at any time prior to its due date, subject to the premium limitations set forth by the Internal Revenue Code (see "-- Premiums -- Premium Limitation," page 12).

    During the Guarantee Period, if all Scheduled Premiums are paid when due and if Indebtedness does not exceed the Cash Value, the Policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds.

    During the Guarantee Period, if You fail to pay a Scheduled Premium when due, and if, on the premium due date and for the rest of that Policy Year, the Policy Surplus exceeds the Indebtedness, payment of that Scheduled Premium will not be required in that year or in any future Policy Year. The Policy will not terminate due to this nonpayment. However, future Scheduled Premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed the Indebtedness in those future Policy Years. In addition, as is true with any premium, Your Account Value and Policy Surplus in future years will be larger if You make the premium payment than if You do not.
    For example, to determine whether or not non-payment of a Scheduled Premium in the second Policy Year would result in a lapse, You would compare the actual Account Value on the first Policy Anniversary to the first Target Account Value. If the actual Account Value was equal to or greater than the Target Account Value and the Indebtedness remained less than this Policy Surplus, failure to pay any Scheduled Premiums due in the second Policy Year would not result in a lapse.
    After the Guarantee Period, the Company will send reminder notices for the Owner to pay Scheduled Premiums during the Insured's lifetime. Payment of the Scheduled Premium may not be sufficient to keep the Policy in force after the end of the Guarantee Period.
UNSCHEDULED PREMIUMS
    Any premium We receive under the Policy in an amount different from the Scheduled Premium will be considered an Unscheduled Premium. Unscheduled Premiums of at least $50.00 can be made at any time while the Policy is in force.
ALLOCATION OF PREMIUM PAYMENTS
    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the premium.

    The value in this Hartford Money Market Sub-Account will then be allocated to the Fixed Account and Sub-Accounts according to the premium allocation specified in the application on the latest of 45 days after the application is signed, ten days after We receive the premium and the date We receive the final requirement to put the Policy in force.

    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Fund Sub-Account.

    Upon written request, You may change the Net Premium allocation. Portions allocated to the Fixed Account and Sub-Accounts must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated to the Fixed Account and Sub-Accounts according to Your most recent instructions, subject to the following. The Account Value may be allocated to no more than nine of these. If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium to the Fixed Account and Sub-Accounts according to Your previous premium allocation.

    The Policy Owner receives several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Policy Owner is shown in the Policy. And, each transactional confirmation received after a premium payment will show how that Net Premium has been allocated. In addition, each quarterly statement summarized the current premium allocation in effect for that Policy.

ACCUMULATION UNITS

    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account) and the amount credited to the Fixed Account will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Fixed Account or Sub-Account. Each portion to be invested in a Sub-Account is then divided by the then Accumulation Unit Value of that particular Sub-Account next computed following receipt of the payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.
    All valuations in connection with a Policy, e.g., with respect to determining Cash Value and Account Value and in connection with Policy loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or payment is received by Hartford at the National Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.
PREMIUM LIMITATION
    If premiums are received which would cause the Policy to fail to meet the definition of a life insurance policy in accordance with the Internal Revenue Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within 60 days after the end of a Policy Year.
    Except for Scheduled Premiums that are required, a premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

---------------------------------------------------
                                  CASH VALUES
    As with traditional life insurance, each Policy will have a Cash Value. The Cash Value is equal to the Account Value less any remaining Surrender Charges. There is no minimum guaranteed Cash Value.

    The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, and the interest credited to the Fixed Account and Loan Account as well as the Monthly Deduction Amounts.

    The Account Value of a particular Policy is related to the net asset value of the Funds invested in by the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed Account and Loan Account. The Cash Value is the Account Value minus any remaining Surrender Charge. The Cash Surrender Value which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "-- Premiums -- Accumulation Unit Values," page 11.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    As long as the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner, whichever is later. The Cash Surrender Value equals the Cash Value less any Indebtedness. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later.

LOAD REFUND

    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value.

    The refund will be equal to the excess, if any, of the sum of the actual front-end sales load charged to-date plus the Surrender Charge assessed upon Surrender over:

1. the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; and

2.  9% of each payment made in excess of two Guideline Annual Premiums.

PARTIAL WITHDRAWALS

    After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is the Cash Surrender Value, less $1,000.00. Up to one (1) partial withdrawal is allowed per month (i.e., between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the Partial Withdrawal. Unless specified otherwise, the Partial Withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a partial withdrawal charge. However, Hartford reserves the right to impose a partial withdrawal charge of up to $50.

---------------------------------------------------
                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS

    Upon request and as long as the Policy is in effect, You may transfer amounts among the Fixed Account and Sub-Accounts. Transfers may be made by written request or by calling our National Service Center toll free at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requirements that callers provide certain identifying information for themselves ( if not the Policy Owner) and the Policy Owner. All transfer instructions by telephone are tape recorded.

    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently there are no restrictions on transfers other than those described below. There is no charge currently for the first four (4) transfers in any Policy Year. Each subsequent transfer is subject to a $25 Transfer Charge.

    We reserve the right at a future date to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers. TRANSFERS TO OR FROM SUB-ACCOUNTS
    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced.
    The reduction will be determined by dividing:
1.  the amount transferred by,
2. the Accumulation Unit Value for that Sub-Account on the Valuation Day, We receive Your request for transfer In Writing.

    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account. The increase will equal:
1.  the amount transferred divided by,
2. the Accumulation Unit Value for that Sub-Account determined on the Valuation Day, We receive Your request for transfer In Writing.
TRANSFERS FROM THE FIXED ACCOUNT
    In addition to the conditions above, transfers from the Fixed Account are subject to the following:
(a) the transfer must occur during the 30-day period following each Policy Anniversary; and
(b) if the Accumulated Value in Your Fixed Account exceeds $1,000, the amount transferred in any Policy Year may be no larger than 25% of the Accumulated Value in the Fixed Account on the date of transfer.

DOLLAR COST AVERAGING OPTION

    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose the DCA option, Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options according to Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five (5) business days after Hartford receives Your initial election, either In Writing or by telephone subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Account is less than the amount You have elected to transfer, Your DCA program will end. You may also cancel Your DCA election by notice to Hartford In Writing or by calling Our National Service Center at 1-800-231-5453.

    The main objective of a DCA program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, DCA allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. A DCA program allows Policy Owners to take advantage of market fluctuations. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option should be individuals who have the financial ability to continue making investments through periods of low price levels.

---------------------------------------------------
                                  POLICY LOANS

    As long as the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash loan from Hartford. The total Indebtedness at the time of the new loan (including the accrued interest on prior loans plus the currently applied for loan) may not exceed 90% of the Cash Value.

    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LOAN INTEREST
    Interest will accrue daily on the Indebtedness at the Policy Loan Interest Rate indicated in the Policy. The difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and Sub-Accounts to the Loan Account on each Monthly Activity Date.
CREDITED INTEREST


    Loan Accounts, other than those attributable to Preferred Loans (as described in the subsection entitled "Policy Loans -- Preferred Loans," on page
14), will be credited with interest in the following manner. During the first ten Policy Years, any amounts in the Loan Account will be credited with interest at a rate of 2% (in most states). For Policy Years eleven and beyond, the Loan Account will be credited with interest at a rate equal to 3% (in most states).

PREFERRED LOAN


    If, any time after the tenth Policy Anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For Policy Years eleven and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date.

LOAN REPAYMENTS
    You can repay any part of or the entire Indebtedness at any time.

    The amount of loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.
TERMINATION DUE TO EXCESSIVE INDEBTEDNESS
    If total Indebtedness equals or exceeds the Cash Value, the Policy will terminate 61 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient loan repayment if not made by the end of this 61 day period, the Policy will end without value.
EFFECT OF LOANS ON ACCOUNT VALUE

    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Fixed Account and Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

---------------------------------------------------
                                 DEATH BENEFIT

    The Policies provide for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness. The Death Benefit depends on the Death Benefit Option selected by You.

DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: the Level Death Benefit Option, the Return of Account Value Death Benefit Option and the Return of Premium Death Benefit Option. Subject to the Minimum Death Benefit described below, the Death Benefits under each option are:

1.  Under the Level Death Benefit Option, the Death Benefit is the Face Amount.

2. Under the Return of Account Value Death Benefit Option, the Death Benefit is the Face Amount plus the Account Value.

3. Under the Return of Premium Death Benefit Option, the Death Benefit is the Face Amount plus the sum of the Scheduled Premiums paid.

OPTION CHANGE

    After the Guarantee Period, You may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If that option change is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change.

DEATH BENEFIT GUARANTEE

    During the Guarantee Period, if all Scheduled Premiums are paid when due and if Indebtedness does not exceed the Cash Value, the Policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds.

MINIMUM DEATH BENEFIT

    Notwithstanding the above, there is a minimum Death Benefit equal to the Account Value multiplied by a specified percentage. This percentage varies according to the Insured's Issue Age, Attained Age, sex (where unisex rates are not used), and insurance class and are specified in the Policy.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------

    EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................       Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding Indebtedness constitutes the Death Proceeds which We would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000 multiplied by the specified percentage of 250%).
    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 28.
INCREASES AND DECREASES IN FACE AMOUNT
    At any time after the Guarantee Period, You may request a change in the Face Amount by writing to Us.
    The minimum Face Amount for an increase or decrease will be based on Our rules then in effect.
    All requests to increase the Face Amount must be applied for on a new application and accompanied by the Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page provided that the deduction for the cost of insurance for the first month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.
    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request. The remaining Face Amount must not be less than Our minimum rules then in effect. Decreases will be applied:
(a) to the most recent increase; then
(b) successively to each prior increase; and then
(c) to the initial Face Amount.
    If You ask to decrease Your Face Amount below the initial Face Amount, We will deduct a portion of any remaining Surrender Charge from Your Account Value. This will be done on a Pro Rata Basis. Your Surrender Charge will be reduced by the same amount.
    The amount of the reduction will be equal to:
(a) the initial Face Amount minus the requested Face Amount, times

(b) the Surrender Charge on the date of the request to change the Face Amount, divided by

(c) the initial Face Amount.

    We reserve the right to limit the number of increases or decreases made under the Policy to no more than one in any 12 month period.

---------------------------------------------------
                              BENEFITS AT MATURITY

    If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is attained age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. On the Maturity Date, the Policy will terminate and Hartford will have no further obligations under the Policy.

---------------------------------------------------
                            LAPSE AND REINSTATEMENT

POLICY SURPLUS

    We use the Policy Surplus to determine whether or not a Policy will terminate if Scheduled Premiums are not paid when due. If the Policy Surplus is greater than zero for a Policy Year, the Scheduled Premiums may not be required. If, however, the Policy Surplus for a Policy Year during the Guarantee Period is zero, all Scheduled Premiums due in that year are required.

    Here is how We determine the Policy Surplus.

    The Policy Surplus for the first Policy Year is zero.

    The Policy Surplus for each subsequent Policy Year is (a) minus (b), but never less than zero where:

(a) is the Account Value at the end of the previous Policy Year; and

(b) is the Target Account Value for the previous Policy Year. The Target Account Values are shown in the Policy.

    Once determined for a given Policy Year, the Policy Surplus remains constant for the entire Policy Year.

LAPSE AND GRACE PERIOD

    During the Guarantee Period: If, on any given Monthly Activity Date the Policy Surplus for that Policy Year is zero or less than the Indebtedness, all Scheduled Premiums due in that Policy Year, on or before that date are required to keep the Policy in force. For any such required Scheduled Premium not paid on or before its due date, We will allow a grace period which ends 61 days after that Monthly Activity Date. During this time the Policy will continue in force. If any such required Scheduled Premium is not paid by the

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

end of this grace period, the Policy will terminate except as provided under the non-forfeiture options or unless You have elected the Automatic Premium Loan Option and there is sufficient Cash Value to cover the amounts due.
    After the Guarantee Period: The Policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. The Company will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force at least 61 days before the end of the grace period. The premiums required will be no greater then the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. If that premium is not paid by the end of the grace period, the Policy will terminate.
REINSTATEMENT

    Prior to the death of the Insured, and unless the Policy has been surrendered for cash, the Policy may be reinstated prior to the Maturity Date, provided:
(a) You make Your request within five years;
(b) satisfactory evidence of insurability is submitted;
(c) You pay all overdue required Scheduled Premiums, if any; and
(d) if, at the time of reinstatement, the Guarantee Period has expired, and, if the amount paid in is insufficient to reinstate the Policy, sufficient premium must be paid to:
        (i) cover all Monthly Deduction Amounts that are due and unpaid during the grace period, and
        (ii) keep the Policy in force for three months after the date of reinstatement.
    The Face Amount of the reinstated Policy cannot exceed the Face Amount at the time of lapse. The Account Value on the reinstatement date will reflect:
(a) The Account Value at the time of termination; plus
(b) Net Premiums attributable to premiums paid at the time of reinstatement;
    minus
(c) a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.
    The Surrender Charges for the reinstated Policy will be the same as they would have been on the original Policy had no lapse and subsequent reinstatement taken place.
    Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated Policy.
AUTOMATIC PREMIUM LOAN OPTION

    If You elect this option, We will automatically process a Policy loan to pay any Scheduled Premium which is due and not paid by the end of its grace period following the due date. You may elect this option in the application or by requesting it In Writing while no Scheduled Premium is outstanding beyond its due date. In most states, Automatic Premium Loans will be treated as Preferred Loans.

    The Automatic Premium Loan Option will not be available if:

(a) You have revoked the election In Writing; or

(b) the loan amount needed to pay any unpaid Scheduled Premium would exceed the Cash Surrender Value on the most recent Scheduled Premium due date.

    In either instance, the surrender/continuation options will apply as of the end of the grace period.


    In most states, if You have outstanding Indebtedness pursuant to this option, Hartford will allow You to restore the Death Benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to this option. In such case, Hartford will not require You to provide evidence of insurability. To accomplish this removal of Indebtedness, Hartford will reduce Your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period, by the sum of the Policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of Your Policy as a result of this adjustment.


    If You have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and You have not previously elected to restore the Death Benefit at the end of a Guarantee Period as described above, Hartford will assume that You have elected to restore the Death Benefit at the end of the Guarantee Period then in effect. Hartford will notify You at least thirty days prior to the Policy Anniversary occurring at the end of such Guarantee Period that it will make such adjustment unless You instruct Hartford not to make this adjustment.

---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY

    An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner, within 10 days of Hartford's mailing or personal delivery of a Notice of Right to Withdraw or within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable life insurance policy offered by Us or an affiliate on the life of the Insured. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount ar risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as this Policy. An exchange of the Policy under these circumstances should be a tax-free transaction under Section 1035 of the Internal Revenue Code.
---------------------------------------------------
                         SURRENDER/CONTINUATION OPTIONS
    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may choose to have the Cash Surrender Value applied under one of the following options:
    OPTION A -- Surrender for Cash
    OPTION B -- Continue as Extended Term Insurance
    OPTION C -- Continue as Paid-Up Insurance
    In addition, if during the Guarantee Period:
(a) a Scheduled Premium which is required is not paid by the end of the grace period; and
(b) the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value,
    You may choose one of the above options. You may notify Us of Your choice In Writing within 61 days after the due date of the outstanding Scheduled Premium. In the absence of such notification, We will automatically apply the Cash Surrender Value to option B unless the insurance class shown in your Policy is "special" in which case the automatic option will be option C. If the Policy has no Cash Surrender Value, it will terminate at the end of the grace period.
    WHEN EFFECTIVE -- The effective date of this benefit will be the earlier of:
(a) the date We receive Your request; or
(b) the end of the grace period.

    When a surrender/continuation option becomes effective, all benefit riders attached to the Policy will terminate unless otherwise provided in the rider.

OPTION DESCRIPTIONS

    OPTION A -- Surrender for Cash

    If You choose this option, You must surrender the Policy to Us. We will pay You the Cash Surrender Value at the time of surrender, and Our liability under the Policy will cease.

    OPTION B -- Continue as Extended Term Insurance.

    This option is not available unless the insurance class shown in the Policy is "standard" or "preferred." If you choose this option, the extended term insurance Death Benefit will be the Death Benefit in effect on the effective date of the non-forfeiture benefit less any Indebtedness. The term period will begin on the effective date of this benefit and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the Insured's then Attained Age. At the end of that term period, Our liability under the Policy will cease. We will pay You any Cash Surrender Value not used to provide extended term insurance.

    OPTION C -- Continue as Paid-Up Insurance.

    If You choose this option, the Policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of the Policy as a net single premium as of the effective date of this benefit at the then Attained Age of the Insured. The Company reserves the right to require evidence of insurability or limit the amount of the benefit if the paid-up amount exceeds the Death Benefit in effect on the effective date of this benefit. We will pay You any Cash Surrender Value not used to provide paid-up insurance.

    If the Policy is continued under option B or option C above, the Cash Surrender Value available within 30 days after any Policy Anniversary will not be less than the Cash Value on such Policy Anniversary minus any Indebtedness.

---------------------------------------------------
                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.

    We will pay Death Proceeds, Cash Surrender Values, partial withdrawal proceeds, and loan amounts attributable to the Sub-Accounts within seven (7) days after We receive all the information needed to process the payment unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission (SEC) or that the SEC declares that an emergency exists.

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Hartford may defer payment of any amounts not attributable to the Sub-Accounts for up to six months from the date on which we receive the request.
---------------------------------------------------
                            APPLICATION FOR A POLICY
    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period. Policies generally will be issued only on the lives of Insureds age 80 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.
    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date and Policy Years.
REDUCED CHARGES FOR ELIGIBLE GROUPS
    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification will reflect in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in the Separate Account.
---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM
    Before the allocation of the premium payment to the Account Value, a deduction as a percentage of premium is made for the front-end sales load and premium taxes. The amount of each premium allocated to the Account Value is Your Net Premium.
FRONT END SALES LOAD

    The front-end sales load portion of the premium deduction is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.

    The maximum front-end sales load percentages for Policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% in Policy Years 11 and later.

    For all Guarantee Periods, the maximum amount of premium paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premiums, the maximum amount of premium paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

    The actual schedule of front-end sales loads for any given Policy is specified in that Policy.

    Generally, the shorter the Guarantee Period, the lower the front-end sales loads. The levels range from those for the ten-year Guarantee Period cited above to 0% on a contract with a One Year Guarantee Period. However, there are other contractual charges that are lower for longer Guarantee Periods. See "Summary -- Guarantee Period," page 7, for a further description.

    For an example of the effect of Front-End Sales Loads, see "-- Deductions and Charges from the Account Value -- Examples of Front-End Sales Loads and Surrender Charges," page 20.

PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS

    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

    The Monthly Deduction Amount equals:

(a) the charge for the cost of insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
--------------------------------------------------------------------------------

(c) the charges for "special" insurance class rating, if any; plus
(d) the monthly administrative fee; plus
(e) the mortality and expense risk charge
    (a)COST OF INSURANCE CHARGE
       The charge for the cost of insurance is equal to:
        (i) the cost of insurance rate per $1,000; multiplied by
        (ii) the amount at risk; divided by
       (iii) $1,000
      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.
      The cost of insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. Hartford will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      Because the Account Value and the Death Benefit Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.
    (b)RIDER CHARGE
      If the Policy includes riders, a charge is made applicable to the riders from the Account Value on each Monthly Activity Date.
      The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider.
      The riders available are described on page 29 under "Supplemental Benefits" section.
    (c)SPECIAL CLASS CHARGE
      A charge for a special insurance class rating of the Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.

    (d)MONTHLY ADMINISTRATIVE FEE AND OTHER EXPENSE CHARGES
AGAINST SUB-ACCOUNTS

      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Policies. This charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, this charge is guaranteed never to exceed $12.00 per month. This charge covers the average expected cost for these expenses.

      In addition, in the first Policy Year, there is a monthly first year charge to compensate Hartford for the up-front costs to underwrite and issue a policy. This additional first year charge, subject to certain maximums, is equal to $8.33 per month plus an amount that varies by issue age and the initial Face Amount (IFA). This additional first Policy Year charge and the maximums are summarized in the chart below for some sample ages.

                                                     MAXIMUM MONTHLY
ISSUE AGE  ADDITIONAL FIRST YEAR MONTHLY CHARGE          AMOUNT
---------  ----------------------------------------  ---------------
   25      $8.33 plus $.0333 per $1,000 of IFA          $   50.00
   35      $8.33 plus $.0375 per $1,000 of IFA          $   54.17
   45      $8.33 plus $.0417 per $1,000 of IFA          $   62.50
   55      $8.33 plus $.0625 per $1,000 of IFA          $   62.50
   65      $8.33 plus $.0708 per $1,000 of IFA          $   62.50

    (e)MORTALITY AND EXPENSE RISK CHARGE

      A charge is made for mortality and expense risks assumed by Hartford. This charge is allocated to Hartford's general account. Hartford may profit from this charge. See, also, "-- Cash Values," page 12.

      The mortality and expense risk charge for any Monthly Activity Date is equal to:

    (i) the mortality and expense risk rate; multiplied by

    (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


      During the first twenty Policy Years, the longer the Guarantee Period, the lower the mortality and expense risk charge rate. Specifically, for Policy Years one through twenty, the mortality and expense risk charge rate ranges from 1.40% annually for a Policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a Policy with a ten-year Guarantee Period. After the twentieth Policy Year, it is expected that the mortality and expense risk charge rate for all Policies will equal .60% annually. However, Hartford reserves the right to continue the mortality and expense risk charge rate at the level in effect during Policy Years one through twenty, except for Policies with a one year Guarantee Period, for which Hartford reserves the right to charge a mortality and expense risk rate charge of .90%. There are other contractual charges that are higher for longer

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Guarantee Periods. See "Summary -- Guarantee Period," page 7, for a fuller description.

      The mortality risk assumed is that the actual cost of insurance charges specified in the Policy will be insufficient to meet actual claims. Hartford also assumes the risk of the Death Benefit Guarantee during the Guarantee Period. See "-- Death Benefit -- Death Benefit Guarantee," page 14. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.


      For Policies with a one-year Guarantee Period, Hartford also incurs an expense risk that the costs associated with distributing the Policies will be greater than the proceeds from any sales charges deducted under the Policies.
SURRENDER CHARGES
    A Surrender Charge is assessed against the Account Value of a Policy if the Policy lapses or is surrendered during the first nine Policy Years. The amount of the Surrender Charge applicable during the first Policy Year is established by Hartford based on the premiums paid during the first Policy Year and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance law, the Surrender Charge decreases by an equal amount each Policy Year until it reaches zero during the tenth Policy Year.

    Specifically, the maximum first year Surrender Charge under a Policy is equal to the sum of (i) a specified percentage of the Scheduled Premium up to the Guideline Annual Premium and (ii) 5% of the excess, of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage is which is used in the preceding calculation. This percentage is equal to 110% with respect to Policies with a ten-year Guarantee Period and decreases as the Guarantee Period chosen decreases to 10% for Policies with a one-year Guarantee Period. However, there are other contractual charges that are lower for longer Guarantee Periods. See "Summary -- Guarantee Period," page 7, for a fuller description.
    The actual schedule of Surrender Charges for any given Policy is set forth in that Policy. In addition, sales agents will provide, upon request, the schedule of Surrender Charges which would apply under any given circumstances.
    Generally, the total sales load under the Policy will not exceed 180% of the Guideline Annual Premium, or 9% of the sum of the Guideline Annual Premium that would be paid over a 20-year period. In cases where the anticipated life expectancy of the Insured named in the Policy is less than 20 years, the total sales load will not exceed 9% of the sum of the Guideline Annual Premiums for the shorter period.

    For an example of the effect of Surrender Charges, see "-- Examples of Front-End Sales Loads and Surrender Charges," below.

EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES

    An example of the actual front-end sales loads and Surrender Charge schedule as well as and the impact of the sales load refund, if any (see "-- Cash Values -- Load Refund," page 12), for a Policy with a ten-year Guarantee Period is shown below. This example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 21 of this Prospectus.

Death Benefit Option:                    Level
Face Amount:                             $250,000
Guarantee Period:                        10 years
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Scheduled Premium:                       $4,000.00 per year
Guideline Annual Premium:                $4,819.38
Assumed Gross Annual Investment Return:  0%

    The "Total Cumulative Sales Load If Surrendered" column on the far right represents the sum of all loads which would have been assessed since the issue of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.

    This is:

a)  The sum of the Cumulative Front-End Sales Load, plus

b)  The actual Surrender Charge for that Policy Year, minus

c) The Sales Load Refund, if any, applicable to that Policy year. (See " -- Cash Values -- Load Refund," page 12.)

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Additional Charges/Credits if Surrendered -- Ten Year Guarantee Period

                                   SURRENDER CHARGES
---------------------------------------------------------------------------------------
            CUMULATIVE                                                       TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL       SALES      CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER     LOAD     SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE      REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  ---------  --------------
    1            2,000        4,400       1,232       1,232       2,032         1,200
    2            2,440        3,911       4,074       3,911       4,590         1,791
    3            2,880        3,422       6,764       3,422           0         6,302
    4            3,320        2,933       9,345       2,933           0         6,253
    5            3,760        2,444      11,843       2,444           0         6,204
    6            4,200        1,956      14,274       1,956           0         6,156
    7            4,640        1,467      16,645       1,467           0         6,107
    8            5,080          978      18,971         978           0         6,058
    9            5,520          489      21,246         489           0         6,009
    10           5,960            0      23,456           0           0         5,960
    11           6,080            0      25,850           0           0         6,080

     * The Actual Surrender Charge assessed is the smaller of:
       a)  The contractual maximum surrender charge, or
       b)  Policy Year-End Account Value.
    **Assumes a surrender of the Policy at the end of that Policy Year.


    An example of the actual Front-End Sales Loads and Surrender Charge schedule as well as the impact of the sales load refund, if any (see "-- Cash Values -- Load Refund," page 12), for a Policy with a one-year Guarantee Period is shown below. This example uses the same specific information (i.e., Issue Age, Face Amount, premium level) as the illustration on page 20 of this Prospectus.


Death Benefit Option:                                Level
Face Amount:                                         $250,000
Guarantee Period:                                    1 Year
Charges Assumed:                                     Current
Issue Age/Sex/Class:                                 45/Male/Preferred
Scheduled Premium:                                   $4,000.00 per year
Guideline Annual Premium:                            $4,819.38
Assumed Hypothetical Gross Annual Investment
Return:                                              0%

    The "Total Cumulative Sales Load If Surrendered" column on the far right represents the sum of all loads which would have been assessed since the issue of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.
    This is:
a)  The sum of the Cumulative Front-End Sales Load, plus
b)  The Actual Surrender Charge for that Policy Year, minus
c) The Sales Load Refund, if any, applicable to that Policy Year. (See "-- Cash Values -- Load Refund," page 12.)

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Additional Charges/Credits if Surrendered -- One Year Guarantee Period

                                SURRENDER CHARGES
  -----------------------------------------------------------------------------
             CUMULATIVE                                               TOTAL
              FRONT-END    MAXIMUM   YEAR END   ACTUAL    SALES    CUMULATIVE
                SALES     SURRENDER  ACCOUNT   SURRENDER   LOAD   SALES LOAD IF
  POLICY YEAR    LOAD      CHARGE     VALUE     CHARGE    REFUND  SURRENDERED**
  ----------------------  ---------  --------  ---------  ------  -------------
       1              0       400      3,169       400         0         400
       2              0       355      6,361       355         0         355
       3              0       311      9,381       311         0         311
       4              0       267     12,273       267         0         267
       5              0       222     15,067       222         0         222
       6              0       178     17,780       178         0         178
       7              0       133     20,422       133         0         133
       8              0        89     23,008        89         0          89
       9              0        44     25,529        44         0          44
      10              0         0     27,976         0         0           0
      11              0         0     30,273         0         0           0

     * The Actual Surrender Charge assessed is the smaller of:
       a)  The contractual maximum surrender charge, or
       b)  Policy Year-End Account Value.
    **Assumes a surrender of the Policy at the end of that Policy Year.
CHARGES AGAINST THE FUNDS
    The investment advisers charge the Funds a daily investment management fee as compensation for services. The following Table shows the fee charged for each Fund available for investment by Policy Owners.

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
HARTFORD FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.,
  Hartford Advisers Fund, Inc.,
  Hartford International Opportunities Fund, Inc.,
  Hartford Dividend and Growth Fund, Inc..................................  .575% of the first $250 million of average net assets
                                                                            .525% of the next $250 million of average net assets
                                                                            .475% of the next $250 million of average net assets
                                                                            .425% of any amount over $1.0 billion
Hartford Bond Fund, Inc.
  Hartford Stock Fund, Inc................................................  .325% of the first $250 million of average net assets
                                                                            .300% of the next $250 million of average net assets
                                                                            .275% of the next $250 million of average net assets
                                                                            .250% of any amount over $1.0 billion
Hartford Index Fund, Inc..................................................  .20% of average net assets
Hartford Mortgage Securities Fund, Inc.
  HVA Money Market Fund, Inc..............................................  .25% of average net assets

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
PUTNAM FUNDS                                                                         PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Putnam VT Diversified Income Fund,
  Putnam VT Global Asset Allocation Fund,
  Putnam VT High Yield Fund,
  Putnam VT New Opportunities Fund,
  Putnam VT Utilities Growth and Income Fund
  Putnam VT Voyager Fund..................................................  .70% of the first $500 million of average net assets
                                                                            .60% of the next $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $5 billion of average net assets
                                                                            .475% of the next $5 billion of average net assets
                                                                            .44% of the next $5 billion of average net assets
                                                                            .43% of any excess thereafter
Putnam VT Money Market Fund...............................................  .45% of the first $500 million of average net assets
                                                                            .35% of the next $500 million of average net assets
                                                                            .30% of the next $500 million of average net assets
                                                                            .25% of the next $5 billion of average net assets
                                                                            .225% of the next $5 billion of average net assets
                                                                            .205% of the next $5 billion of average net assets
                                                                            .19% of the next $5 billion of average net assets
                                                                            .18% of any excess thereafter
Putnam VT Growth and Income Fund Putnam VT U.S. Government and High
  Quality Bond Fund.......................................................  .65% of the first $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $500 million of average net assets
                                                                            .45% of the next $5 billion of average net assets
                                                                            .425% of the next $5 billion of average net assets
                                                                            .405% of the next $5 billion of average net assets
                                                                            .39% of the next $5 billion of average net assets
                                                                            .38% of any excess thereafter
Putnam VT Global Growth Fund..............................................  .60% of average net assets


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
FIDELITY FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
VIP Equity-Income Portfolio...............................................  .52%
VIP Overseas Portfolio....................................................  .77%
VIP II Asset Manager Portfolio............................................  .72%

TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

---------------------------------------------------
                                  THE COMPANY

    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartfords name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartfords ability to meet its insurance obligations, including those described in this Prospectus.

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                             SEPARATE ACCOUNT VL I

--------------------------------    GENERAL
    The Separate Account is a separate account of Hartford established on June 8, 1995 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets for the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

---------------------------------------------------
                                     FUNDS
    The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. A Policy Owner may allocate Net Premiums among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with that allocation. There is no assurance that any Fund will achieve its stated objectives. Policy Owners are also advised to read the prospectus for each of the Funds accompanying this Prospectus for more detailed information.
HARTFORD FUNDS
 HARTFORD ADVISERS FUND, INC.

    Seeks maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.
 HARTFORD BOND FUND, INC.

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section entitled "Hartford Bond Fund, Inc. -- Investment Policies" in the prospectus for the Hartford Funds accompanying this Prospectus.

 HARTFORD CAPITAL APPRECIATION FUND, INC.

    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD INDEX FUND, INC.

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.

 HARTFORD MORTGAGE SECURITIES FUND, INC.

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD STOCK FUND, INC.

    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.

 HVA MONEY MARKET FUND, INC.

    Seeks maximum current income consistent with liquidity and preservation of capital.

PUTNAM FUNDS

 PUTNAM VT DIVERSIFIED INCOME FUND


    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.
 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.
 PUTNAM VT HIGH YIELD FUND


    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a diversified portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

 PUTNAM VT MONEY MARKET FUND


    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND


    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.

 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.
 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

FIDELITY VIP FUNDS

 FIDELITY VIP EQUITY-INCOME PORTFOLIO

    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

 FIDELITY VIP OVERSEAS PORTFOLIO

    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

 FIDELITY VIP II ASSET MANAGER PORTFOLIO

    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are a series of two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Products Fund II. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies issued by Hartford or its affiliates as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity policy owners, the Board of Directors intend for the Hartford Funds and the Board of Trustees for the Putnam Funds, and the Board of Trustees for the Fidelity VIP Funds (collectively the "Board") to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable life and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of and other distributions to each Sub-Account of the Separate Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account of the Separate Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor which may fund the Policies.

    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectus for each of the Funds accompanying this Prospectus.

---------------------------------------------------
                               INVESTMENT ADVISER

HARTFORD FUNDS

    The investment adviser for each of the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, Connecticut 06115. HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds pursuant to an Investment Advisory Agreement entered into with each of these Funds, for which HL Advisors receives a fee.

    HL Advisors has entered into an investment services agreement with HIMCO, an affiliate of Hartford organized under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.

    Wellington Management serves as the investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for each of the Hartford Funds accompanying this Prospectus for a more complete description of HL Investment, HIMCO and Wellington Management, and their respective fees.

PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, Massachusetts, 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------

FIDELITY VIP FUNDS
    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund I.
---------------------------------------------------
                               THE FIXED ACCOUNT
    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium payments and Cash Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the general account in accordance with applicable law governing the investments of insurance company general accounts.

    The Fixed Account Minimum Credited Rate is shown in the Policy. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Policies. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate, however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.

---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the Indebtedness (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page
13) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.
---------------------------------------------------
                          STATEMENTS TO POLICY OWNERS
    We will send You a statement at least once each Policy Year, showing:
(a) the current Account Value, Cash Value and Face Amount;
(b) the premiums paid, Monthly Deduction Amounts and loans since the last report;
(c) the amount of any Indebtedness;
(d) notifications required by the provisions of the Policy; and
(e) any other information required by the insurance department of the state where the Policy was delivered.
---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST
    Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals.
---------------------------------------------------
                             MISSTATEMENT AS TO AGE
    If the age of the Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in the Policy.
---------------------------------------------------
                                PAYMENT OPTIONS

    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under options 2, 3 or 4 commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Policies.

    FIRST OPTION -- Interest Income

    Payments of interest at the rate we declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3 1/2% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    FOURTH OPTION -- Life Income

   LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

   LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The Tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the fourth option, the amount of each payment will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.

    The Table for the fourth option is based on the 1983 Individual Annuity Mortality Table set back one year and a net investment rate of 3.5% per annum. The Tables for the first, second and third options are based on a net investment rate of 3.5% per annum. Hartford may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

---------------------------------------------------
                                  BENEFICIARY

    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------

written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

---------------------------------------------------
                                   ASSIGNMENT

    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.
---------------------------------------------------
                                   DIVIDENDS
    No dividends will be paid under the Policies.
---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits, which are subject to the restrictions and limitations set forth therein, may be included in a Policy.

---------------------------------------------------
                         DEDUCTION AMOUNT WAIVER RIDER
    Subject to certain age and underwriting restrictions, the Policy may include a Deduction Amount Waiver Rider. This rider provides for the waiver of the Policy's Monthly Deduction Amounts in the event of total disability prior to the Insured reaching Attained Age 65 and continuing for at least six months. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began. If this rider is added, the Monthly Deduction Amounts will be increased to include the charges for this rider.

---------------------------------------------------
                         ACCIDENTAL DEATH BENEFIT RIDER

    Subject to certain age and underwriting requirements, the Policy may include an Accidental Death Benefit Rider.

    This rider provides for an increase in the amount paid upon the death of the Insured if the death results from an accident.

    If this rider is added, the Monthly Deduction Amounts will be increased to include the charges for this rider.

---------------------------------------------------
                       INCREASE IN COVERAGE OPTION RIDER

    Subject to certain age and underwriting requirements, the Policy may include an Increase in Coverage Option Rider.

    This rider gives the Owner the guaranteed right to purchase a new flexible premium variable life insurance policy on the life of the Insured, without evidence of insurability, if certain conditions are met. These conditions include:

1.  the original Policy has been in force for five years,

2.  the Insured's Attained Age is less than 80, and

3. the Account Value of the original Policy is sufficient to "pay-up" the policy under assumptions defined in the rider.

    The Face Amount of the new policy will be equal to the Face Amount times a percentage. This percentage depends on the Insured's age, sex (except where unisex rates are used), and insurance class. The Scheduled Premium fee for the new policy is based on the Scheduled Premium for the original policy.

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER

    We will extend the Maturity Date (the date on which the Policy will mature) to the date of the Insured's death, regardless of the age of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 32.

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Wendell J. Bossen, 63             Vice President, 1995**                 Vice President (1992-Present), Hartford Life Insurance
                                                                           Company; Executive Vice President (1984) Mutual Benefit.
Gregory A. Boyko, 45              Vice President, 1995                   Vice President & Controller (1995-Present), Hartford Life
                                                                           Insurance Company; Chief Financial Officer (1994-1995),
                                                                           IMG American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.
Peter W. Cummins, 60              Vice President, 1993                   Vice President, Individual Annuity Operations
                                                                           (1989-Present), Hartford.
Ann M. deRaismes, 46              Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-1997),
                                                                           Hartford Life Insurance Company.
James R. Dooley, 60               Vice President, 1973                   Vice President, Director Information Services
                                                                           (1973-Present), Hartford.
Timothy M. Fitch, 44              Vice President, 1995                   Vice President, (1995-Present); Assistant Vice President
                                                                           (1993-1995); Director (1991-1993), Hartford Life
                                                                           Insurance Company.
Bruce D. Gardner, 46              Director, 1991*                        Vice President (1996-Present); General Counsel and
                                                                           Corporate Secretary (1991-1995), Hartford Life Insurance
                                                                           Company.
Joseph H. Gareau, 50              Executive Vice President &             Senior Vice President & Chief Investment Officer
                                  Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President & Chief
                                  Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
Donald J. Gillette, 51            Vice President, 1993                   Vice President, Director of Marketing (1991-Present),
                                                                           Hartford.
Lynda Godkin, 43                  General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                  Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company.
Lois W. Grady, 52                 Vice President, 1993                   Assistant Vice President (1988-1993), Hartford Life
                                                                           Insurance Company.
David A. Hall, 43                 Senior Vice President &                Senior Vice President & Actuary (1993-Present), Hartford.
                                  Actuary, 1993
Robert A. Kerzner, 45             Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                           (1991-1994), Hartford.
William B. Malchodi, Jr., 46      Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                  Director of Taxes, 1992                  (1992-Present), Hartford Insurance Group.
Thomas M. Marra, 38               Executive Vice President &             Senior Vice President & Director, Individual Life and
                                  Director, Individual Life                Annuity Division (1993-1996); Director of Individual
                                  and Annuity Division, 1996 Director,     Annuities (1991-1993), Hartford.
                                  1994*
Steven L. Mattieson, 52           Vice President, 1984                   Vice President, Director of New Business (1984-Present),
                                                                           Hartford.
Joseph J. Noto, 45                Vice President, 1989                   President and Director (1994-Present), American Maturity
                                                                           Life Insurance Company; Vice President (1989-Present),
                                                                           Hartford Life Insurance Company.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
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
                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Craig D. Raymond, 36              Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                  Chief Actuary, 1994                      Hartford Life Insurance Company.
David T. Schrandt, 49             Vice President, 1987                   Vice President, Treasurer and Controller (1987-Present),
                                  Treasurer, 1987                          Hartford.
Lowndes A. Smith, 57              President, 1989                        President & Chief Operating Officer (1989-Present),
                                  Chief Executive Officer, 1993            Hartford Life Insurance Company.
                                  Director, 1985*
Lizabeth H. Zlatkus, 37           Vice President, 1994                   Vice President, Director Business Operaitons
                                  Director, 1994*                          (1994-Present), Assistant Vice President, Director
                                                                           Executive Operations (1992-1994), Hartford Life
                                                                           Insurance Company.

------------------------
 * Denotes date of election to Board of Directors.
** ITT Hartford Affiliated Company.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------------------------------
                          DISTRIBUTION OF THE POLICIES
    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable Federal and State laws. Each Broker-Dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policies. During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, agent commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, the agent commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the second Policy Anniversary.
---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS
    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the general account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

understanding of existing federal income tax laws as they are currently interpreted.
---------------------------------------------------
                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT
    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Accumulation Unit Values," page 11).
    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

---------------------------------------------------
                       INCOME TAXATION OF POLICY BENEFITS
    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the policy value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.
    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.
    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.
    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract (MEC) is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.

    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Owner's

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------

investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).
    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policys failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a contract that is a MEC, an Owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.
---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Policy Owner was not the Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates of less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.
---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS
    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

---------------------------------------------------
                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

---------------------------------------------------
                                    EXPERTS

    The audited financial statements included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------

State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.

    The hypothetical Policy illustrations have been approved by Ken A. McCullum, FSA, MAAA, Director of Individual Life Product Development, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.

---------------------------------------------------
                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policies.

---------------------------------------------------
                                 LEGAL MATTERS

    Legal matters in connection with the issue and sale of the flexible premium variable life insurance polices described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford Life Insurance Companies.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                    ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                        VALUES AND CASH SURRENDER VALUES

The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Account Values and Cash Surrender Values of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund were a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefits, Account Values and Cash Surrender Values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. The tables assume that no Policy loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no fund transfers have been made in any Policy Year.

    The tables on pages 37 to 45 illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

    The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because these tables assume an investment management fee and other estimated Fund expenses totaling 0.70%. The 0.70% figure is based on an average of the current management fees and expenses of the available twenty-two Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.70%, will vary from year to year, and will depend on how the Account Value is allocated.

    As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the monthly charge to the Account for assuming mortality and expense risks, the monthly administrative charge, and the monthly mortality charge. All tables assume a charge of 2.00% for taxes attributable to premiums and reflect the fact that no charges against the Account are currently made for federal, state or local taxes attributable to the Policy.

    Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

    Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
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--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                            DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200            1,232         --***      250,000         1,232         --***      250,000
      2             8,610            4,074        163***      250,000         4,074        163***      250,000
      3            13,241            6,764      3,342         250,000         6,764      3,342         250,000
      4            18,103            9,345      6,411         250,000         9,345      6,411         250,000
      5            23,208           11,843      9,398         250,000        11,843      9,398         250,000
      6            28,568           14,274     12,318         250,000        14,274     12,318         250,000
      7            34,196           16,645     15,178         250,000        16,645     15,178         250,000
      8            40,106           18,971     17,994         250,000        18,971     17,994         250,000
      9            46,312           21,246     20,757         250,000        21,246     20,757         250,000
     10            52,827           23,456     23,456         250,000        23,456     23,456         250,000
     11            59,669           25,850     25,850         250,000        24,932     24,932         250,000
     12            66,852           28,102     28,102         250,000        26,215     26,215         250,000
     13            74,395           30,190     30,190         250,000        27,297     27,297         250,000
     14            82,314           32,117     32,117         250,000        28,157     28,157         250,000
     15            90,630           33,884     33,884         250,000        28,773     28,773         250,000
     16            99,361           35,385     35,385         250,000        29,115     29,115         250,000
     17           108,530           36,726     36,726         250,000        29,156     29,156         250,000
     18           118,156           37,906     37,906         250,000        28,850     28,850         250,000
     19           128,264           38,913     38,913         250,000        28,147     28,147         250,000
     20           138,877           39,747     39,740         250,000        26,999     26,999         250,000
     25           200,454           39,821     39,821         250,000        12,667     12,667         250,000
     35           279,043           30,239     30,239         250,000            --         --         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,032 IN YEAR ONE AND $4,753 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                            DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200            1,325         --***      250,000         1,325         --***      250,000
      2             8,610            4,435        523***      250,000         4,435        523**       250,000
      3            13,241            7,570      4,148         250,000         7,570      4,148         250,000
      4            18,103           10,778      7,845         250,000        10,778      7,845         250,000
      5            23,208           14,087     11,643         250,000        14,087     11,643         250,000
      6            28,568           17,519     15,563         250,000        17,519     15,563         250,000
      7            34,196           21,085     19,618         250,000        21,085     19,618         250,000
      8            40,106           24,808     23,830         250,000        24,808     23,830         250,000
      9            46,312           28,688     28,200         250,000        28,688     28,200         250,000
     10            52,827           32,722     32,722         250,000        32,722     32,722         250,000
     11            59,669           37,186     37,186         250,000        36,279     36,279         250,000
     12            66,852           41,760     41,760         250,000        39,852     39,852         250,000
     13            74,395           46,430     46,430         250,000        43,436     43,436         250,000
     14            82,314           51,207     51,207         250,000        47,017     47,017         250,000
     15            90,630           56,101     56,101         250,000        50,580     50,580         250,000
     16            99,361           61,026     61,026         250,000        54,103     54,103         250,000
     17           108,530           66,085     66,085         250,000        57,565     57,565         250,000
     18           118,156           71,290     71,290         250,000        60,934     60,934         250,000
     19           128,264           76,646     76,646         250,000        64,173     64,173         250,000
     20           138,877           82,162     82,162         250,000        67,247     67,247         250,000
     25           200,454          111,781    111,781         250,000        78,904     78,904         250,000
     35           279,043          145,617    145,617         250,000        77,492     77,492         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,125 IN YEAR ONE AND $5,113 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                            DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200            1,418         --***      250,000         1,418         --***      250,000
      2             8,610            4,807        895***      250,000         4,807        895***      250,000
      3            13,241            8,434      5,011         250,000         8,434      5,011         250,000
      4            18,103           12,372      9,438         250,000        12,372      9,438         250,000
      5            23,208           16,681     14,237         250,000        16,681     14,237         250,000
      6            28,568           21,420     19,464         250,000        21,420     19,464         250,000
      7            34,196           26,642     25,176         250,000        26,642     25,176         250,000
      8            40,106           32,417     31,440         250,000        32,417     31,440         250,000
      9            46,312           38,799     38,310         250,000        38,799     38,310         250,000
     10            52,827           45,843     45,843         250,000        45,843     45,843         250,000
     11            59,669           53,915     53,915         250,000        53,042     53,042         250,000
     12            66,852           62,773     62,773         250,000        60,901     60,901         250,000
     13            74,395           72,491     72,491         250,000        69,502     69,502         250,000
     14            82,314           83,181     83,181         250,000        78,929     78,929         250,000
     15            90,630           94,965     94,965         250,000        89,281     89,281         250,000
     16            99,361          107,905    107,905         250,000       100,668    100,668         250,000
     17           108,530          122,236    122,236         250,000       113,227    113,227         250,000
     18           118,156          138,131    138,131         250,000       127,109    127,109         250,000
     19           128,264          155,618    155,618         250,000       142,486    142,486         250,000
     20           138,877          174,773    174,773         250,000       159,244    159,244         250,000
     25           200,454          300,798    300,798         250,000       265,815    265,815         250,000
     35           279,043          495,973    495,973         250,000       420,068    420,068         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,218 IN YEAR ONE AND $5,485 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                   DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,466         --***      251,466         1,466         --***      251,466
      2             9,686            4,727        327***      254,727         4,727        327***      254,727
      3            14,896            7,820      3,970         257,820         7,820      3,970         257,820
      4            20,365           10,789      7,489         260,789        10,789      7,489         260,789
      5            26,109           13,660     10,910         263,660        13,660     10,910         263,660
      6            32,139           16,450     14,250         266,450        16,450     14,250         266,450
      7            38,471           19,164     17,514         269,164        19,164     17,514         269,164
      8            45,120           21,820     20,720         271,820        21,820     20,720         271,820
      9            52,101           24,409     23,859         274,409        24,409     23,859         274,409
     10            59,431           26,916     26,916         276,916        26,916     26,916         276,916
     11            67,127           29,621     29,621         279,621        28,603     28,603         278,603
     12            75,208           32,154     32,154         282,154        30,059     30,059         280,059
     13            83,694           34,487     34,487         284,487        31,276     31,276         281,276
     14            92,604           36,623     36,623         286,623        32,229     32,229         282,229
     15           101,959           38,562     38,562         288,562        32,897     32,897         282,897
     16           111,782           40,177     40,177         290,177        33,245     33,245         283,245
     17           122,096           41,593     41,593         291,593        33,246     33,246         283,246
     18           132,926           42,806     42,806         292,806        32,854     32,854         282,854
     19           144,297           43,803     43,803         293,803        32,020     32,020         282,020
     20           156,237           44,576     44,576         294,576        30,699     30,699         280,699
     25           225,511           43,527     43,527         293,527        15,404     15,404         265,404
     35           313,924           31,575     31,575         281,575            --         --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,366 IN YEAR ONE AND $4,772 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                   DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,574         --***      251,574         1,574         --***      251,574
      2             9,686            5,141        741***      255,141         5,141        741***      255,141
      3            14,896            8,746      4,896         258,746         8,746      4,896         258,746
      4            20,365           12,432      9,132         262,432        12,432      9,132         262,432
      5            26,109           16,230     13,480         266,230        16,230     13,480         266,230
      6            32,139           20,158     17,958         270,158        20,158     17,958         270,158
      7            38,471           24,231     22,581         274,231        24,231     22,581         274,231
      8            45,120           28,468     27,368         278,468        28,468     27,368         278,468
      9            52,101           32,870     32,320         282,870        32,870     32,320         282,870
     10            59,431           37,428     37,428         287,428        37,428     37,428         287,428
     11            67,127           42,446     42,446         292,446        41,395     41,395         291,395
     12            75,208           47,558     47,558         297,558        45,332     45,332         295,332
     13            83,694           52,735     52,735         302,735        49,225     49,225         299,225
     14            92,604           57,982     57,982         307,982        53,045     53,045         303,045
     15           101,959           63,299     63,299         313,299        56,760     56,760         306,760
     16           111,782           68,557     68,557         318,557        60,328     60,328         310,328
     17           122,096           73,875     73,875         323,875        63,709     63,709         313,709
     18           132,926           79,251     79,251         329,251        66,842     66,842         316,842
     19           144,297           84,672     84,672         334,672        69,660     69,660         319,660
     20           156,237           90,127     90,127         340,127        72,095     72,095         322,095
     25           225,511          116,169    116,169         366,169        76,129     76,129         326,129
     35           313,924          136,250    136,250         386,250        55,925     55,925         305,925

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,474 IN YEAR ONE AND $5,186 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                   DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,681         --***      251,681         1,681         --***      251,681
      2             9,686            5,569      1,169***      255,569         5,569      1,169***      255,569
      3            14,896            9,736      5,886         259,736         9,736      5,886         259,736
      4            20,365           14,258     10,958         264,258        14,258     10,958         264,258
      5            26,109           19,198     16,448         269,198        19,198     16,448         269,198
      6            32,139           24,615     22,415         274,615        24,615     22,415         274,615
      7            38,471           30,567     28,917         280,567        30,567     28,917         280,567
      8            45,120           37,127     36,027         287,127        37,127     36,027         287,127
      9            52,101           44,349     43,799         294,349        44,349     43,799         294,349
     10            59,431           52,288     52,288         302,288        52,288     52,288         302,288
     11            67,127           61,337     61,337         311,337        60,253     60,253         310,253
     12            75,208           71,202     71,202         321,202        68,843     68,843         318,843
     13            83,694           81,939     81,939         331,939        78,112     78,112         328,112
     14            92,604           93,639     93,639         343,639        88,103     88,103         338,103
     15           101,959          106,404    106,404         356,404        98,865     98,865         348,865
     16           111,782          120,208    120,208         370,208       110,442    110,442         360,442
     17           122,096          135,290    135,290         385,290       122,884    122,884         372,884
     18           132,926          151,779    151,779         401,779       136,232    136,232         386,232
     19           144,297          169,809    169,809         419,809       150,523    150,523         400,523
     20           156,237          189,531    189,531         439,531       165,803    165,803         415,803
     25           225,511          318,535    318,535         568,535       259,241    259,241         509,241
     35           313,924          517,815    517,815         767,815       385,156    385,156         635,156

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,581 IN YEAR ONE AND $5,614 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                      DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,629         --***      254,500         1,629         --***      254,500
      2             9,686            4,916        844***      259,000         4,916        844***      259,000
      3            14,896            8,031      4,468         263,500         8,031      4,468         263,500
      4            20,365           11,016      7,962         268,000        11,016      7,962         268,000
      5            26,109           13,896     11,351         272,500        13,896     11,351         272,500
      6            32,139           16,688     14,652         277,000        16,688     14,652         277,000
      7            38,471           19,398     17,871         281,500        19,398     17,871         281,500
      8            45,120           22,041     21,023         286,000        22,041     21,023         286,000
      9            52,101           24,609     24,100         290,500        24,609     24,100         290,500
     10            59,431           27,086     27,086         295,000        27,086     27,086         295,000
     11            67,127           29,718     29,718         299,500        28,622     28,622         299,500
     12            75,208           32,159     32,159         304,000        29,885     29,885         304,000
     13            83,694           34,376     34,376         308,500        30,859     30,859         308,500
     14            92,604           36,367     36,367         313,000        31,507     31,507         313,000
     15           101,959           38,128     38,128         317,500        31,792     31,792         317,500
     16           111,782           39,511     39,511         322,000        31,663     31,663         322,000
     17           122,096           40,647     40,647         326,500        31,071     31,071         326,500
     18           132,926           41,525     41,525         331,000        29,940     29,940         331,000
     19           144,297           42,123     42,123         335,500        28,184     28,184         335,500
     20           156,237           42,423     42,423         340,000        25,714     25,714         340,000
     25           225,511           37,048     37,048         362,500            --         --              --
     35           313,924           14,078     14,078         385,000            --         --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,361 IN YEAR ONE AND $5,595 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                      DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,746         --***      254,500         1,746         --***      254,500
      2             9,686            5,353      1,281***      259,000         5,353      1,281***      259,000
      3            14,896            8,995      5,432         263,500         8,995      5,432         263,500
      4            20,365           12,717      9,663         268,000        12,717      9,663         268,000
      5            26,109           16,548     14,003         272,500        16,548     14,003         272,500
      6            32,139           20,509     18,473         277,000        20,509     18,473         277,000
      7            38,471           24,612     23,085         281,500        24,612     23,085         281,500
      8            45,120           28,880     27,862         286,000        28,880     27,862         286,000
      9            52,101           33,312     32,803         290,500        33,312     32,803         290,500
     10            59,431           37,901     37,901         295,000        37,901     37,901         295,000
     11            67,127           42,921     42,921         299,500        41,837     41,837         299,500
     12            75,208           48,033     48,033         304,000        45,731     45,731         304,000
     13            83,694           53,210     53,210         308,500        49,564     49,564         308,500
     14            92,604           58,458     58,458         313,000        53,305     53,305         313,000
     15           101,959           63,777     63,777         317,500        56,916     56,916         317,500
     16           111,782           69,039     69,039         322,000        60,350     60,350         322,000
     17           122,096           74,366     74,366         326,500        63,557     63,557         326,500
     18           132,926           79,757     79,757         331,000        66,463     66,463         331,000
     19           144,297           85,202     85,202         335,500        68,986     68,986         335,500
     20           156,237           90,693     90,693         340,000        71,036     71,036         340,000
     25           225,511          117,175    117,175         362,500        70,404     70,404         362,500
     35           313,924          138,179    138,179         385,000        31,287     31,287         385,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,478 IN YEAR ONE AND $6,032 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                      DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,863         --***      254,500         1,863         --***      254,500
      2             9,686            5,805      1,733***      259,000         5,805      1,733***      259,000
      3            14,896           10,029      6,466         263,500        10,029      6,466         263,500
      4            20,365           14,611     11,557         268,000        14,611     11,557         268,000
      5            26,109           19,618     17,073         272,500        19,618     17,073         272,500
      6            32,139           25,111     23,075         277,000        25,111     23,075         277,000
      7            38,471           31,152     29,625         281,500        31,152     29,625         281,500
      8            45,120           37,815     36,797         286,000        37,815     36,797         286,000
      9            52,101           45,162     44,653         290,500        45,162     44,653         290,500
     10            59,431           53,252     53,252         295,000        53,252     53,252         295,000
     11            67,127           62,461     62,461         299,500        61,416     61,416         299,500
     12            75,208           72,536     72,536         304,000        70,272     70,272         304,000
     13            83,694           83,549     83,549         308,500        79,898     79,898         308,500
     14            92,604           95,617     95,617         313,000        90,367     90,367         313,000
     15           101,959          108,867    108,867         317,500       101,766    101,766         317,500
     16           111,782          123,335    123,335         322,000       114,191    114,191         322,000
     17           122,096          139,283    139,283         326,500       127,759    127,759         326,500
     18           132,926          156,899    156,899         331,000       142,593    142,593         331,000
     19           144,297          176,385    176,385         335,500       158,844    158,844         335,500
     20           156,237          197,974    197,974         348,109       176,698    176,698         340,000
     25           225,511          340,685    340,685         531,980       294,635    294,635         460,073
     35           313,924          561,701    561,701         791,523       466,175    466,175         656,912

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,596 IN YEAR ONE AND $6,484 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,200         3,151        2,751     250,000       3,151        2,751     250,000
          2          8,610         6,310        5,955     250,000       5,882        5,526     250,000
          3         13,241         9,282        8,971     250,000       8,494        8,183     250,000
          4         18,103        12,112       11,846     250,000      10,986       10,719     250,000
          5         23,208        14,831       14,609     250,000      13,352       13,130     250,000
          6         28,568        17,457       17,280     250,000      15,583       15,405     250,000
          7         34,196        20,000       19,867     250,000      17,671       17,538     250,000
          8         40,106        22,475       22,386     250,000      19,605       19,516     250,000
          9         46,312        24,875       24,831     250,000      21,371       21,327     250,000
         10         52,827        27,190       27,190     250,000      22,957       22,957     250,000
         11         59,669        29,346       29,346     250,000      24,350       24,350     250,000
         12         66,852        31,337       31,337     250,000      25,539       25,539     250,000
         13         74,395        33,140       33,140     250,000      26,518       26,518     250,000
         14         82,314        34,761       34,761     250,000      27,268       27,268     250,000
         15         90,630        36,200       36,200     250,000      27,768       27,768     250,000
         16         99,361        37,345       37,345     250,000      27,990       27,990     250,000
         17        108,530        38,313       38,313     250,000      27,908       27,908     250,000
         18        118,156        39,100       39,100     250,000      27,479       27,479     250,000
         19        128,264        39,698       39,698     250,000      26,656       26,656     250,000
         20        138,877        40,098       40,098     250,000      25,392       25,392     250,000
         25        200,454        40,788       40,788     250,000      11,227       11,227     250,000
         30        279,043        31,885       31,885     250,000          --           --          --


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,200         3,361        2,961     250,000       3,361        2,961     250,000
          2          8,610         6,928        6,572     250,000       6,486        6,130     250,000
          3         13,241        10,507       10,196     250,000       9,669        9,358     250,000
          4         18,103        14,144       13,877     250,000      12,909       12,643     250,000
          5         23,208        17,869       17,647     250,000      16,203       15,980     250,000
          6         28,568        21,706       21,528     250,000      19,539       19,362     250,000
          7         34,196        25,664       25,531     250,000      22,913       22,780     250,000
          8         40,106        29,766       29,677     250,000      26,312       26,224     250,000
          9         46,312        34,008       33,964     250,000      29,726       29,681     250,000
         10         52,827        38,387       38,387     250,000      33,140       33,140     250,000
         11         59,669        42,835       42,835     250,000      36,543       36,543     250,000
         12         66,852        47,351       47,351     250,000      39,926       39,926     250,000
         13         74,395        51,916       51,916     250,000      43,282       43,282     250,000
         14         82,314        56,539       56,539     250,000      46,594       46,594     250,000
         15         90,630        61,226       61,226     250,000      49,844       49,844     250,000
         16         99,361        65,881       65,881     250,000      53,008       53,008     250,000
         17        108,530        70,614       70,614     250,000      56,062       56,062     250,000
         18        118,156        75,428       75,428     250,000      58,971       58,971     250,000
         19        128,264        80,327       80,327     250,000      61,692       61,692     250,000
         20        138,877        85,315       85,315     250,000      64,188       64,188     250,000
         25        200,454       116,776      116,776     250,000      73,949       73,949     250,000
         30        279,043       153,444      153,444     250,000      69,025       69,025     250,000


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,200         3,571        3,171     250,000       3,571        3,171     250,000
          2          8,610         7,571        7,215     250,000       7,116        6,760     250,000
          3         13,241        11,834       11,523     250,000      10,945       10,634     250,000
          4         18,103        16,434       16,167     250,000      15,085       14,818     250,000
          5         23,208        21,434       21,212     250,000      19,560       19,338     250,000
          6         28,568        26,894       26,716     250,000      24,395       24,217     250,000
          7         34,196        32,870       32,736     250,000      29,619       29,486     250,000
          8         40,106        39,427       39,339     250,000      35,262       35,173     250,000
          9         46,312        46,621       46,577     250,000      41,358       41,313     250,000
         10         52,827        54,505       54,505     250,000      47,944       47,944     250,000
         11         59,669        63,082       63,082     250,000      55,066       55,066     250,000
         12         66,852        72,426       72,426     250,000      62,779       62,799     250,000
         13         74,395        82,603       82,603     250,000      71,152       71,152     250,000
         14         82,314        93,717       93,717     250,000      80,251       80,251     250,000
         15         90,630       105,877      105,877     250,000      90,156       90,156     250,000
         16         99,361       119,136      119,136     250,000     100,957      100,957     250,000
         17        108,530       133,714      133,714     254,356     112,762      112,762     250,000
         18        118,156       149,615      149,615     277,077     125,694      125,694     250,000
         19        128,264       166,878      166,878     301,046     139,896      139,896     252,371
         20        138,877       185,619      185,619     326,385     155,302      155,302     273,077
         25        200,454       318,737      318,737     497,708     256,840      256,840     401,056
         30        279,043       524,886      524,886     739,645     401,491      401,491     565,763


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,725         3,625        3,175     253,625       3,625        3,175     253,625
          2          9,686         7,241       6,8412      57,241       6,802        6,402     256,802
          3         14,896        10,647       10,297     260,647       9,838        9,488     259,838
          4         20,365        13,890       13,590     263,890      12,731       12,431     262,731
          5         26,109        17,001       16,751     267,001      15,475       15,225     265,475
          6         32,139        19,999       19,799     269,999      18,057       17,857     268,057
          7         38,471        22,893       22,743     272,893      20,470       20,320     270,470
          8         45,120        25,701       25,601     275,701      22,700       22,600     272,700
          9         52,101        28,414       28,364     278,414      24,731       24,681     274,731
         10         59,431        31,020       31,020     281,020      26,548       26,548     276,548
         11         67,127        33,435       33,435     283,435      28,136       18,136     278,136
         12         75,208        35,652       35,652     285,652      29,484       29,484     279,484
         13         83,694        37,641       37,641     287,641      30,585       30,585     280,585
         14         92,604        39,408       39,408     289,408      31,415       31,415     281,415
         15        101,959        40,951       40,951     290,951      31,956       31,956     281,956
         16        111,782        42,138       42,138     292,138      32,176       32,176     282,176
         17        122,096        43,108       43,108     293,108      32,050       32,050     282,050
         18        132,926        43,855       43,855     293,855      31,535       31,535     281,535
         19        144,297        44,370       44,370     294,370      30,585       30,585     280,585
         20        156,237        44,645       44,645     294,645      29,159       29,159     279,159
         25        225,511        44,242       44,242     294,242      14,241       14,241     264,241
         30        313,924        32,894       32,894     282,894          --           --          --


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,725         3,864        3,414     253,864       3,864        3,414     253,864
          2          9,686         7,943        7,543     257,943       7,491        7,091     257,491
          3         14,896        12,041       11,691     262,041      11,180       10,830     261,180
          4         20,365        16,201       15,901     266,201      14,928       14,628     264,928
          5         26,109        20,454       20,204     270,454      18,727       18,477     268,727
          6         32,139        24,820       24,620     274,820      22,565       22,365     272,565
          7         38,471        29,310       29,160     279,310      26,431       26,281     276,431
          8         45,120        33,946       33,846     283,946      30,307       30,207     280,307
          9         52,101        38,722       38,672     288,722      34,175       34,125     284,175
         10         59,431        43,629       43,629     293,629      38,014       38,014     288,014
         11         67,127        48,584       48,584     298,584      41,804       41,804     291,804
         12         75,208        53,575       53,575     303,575      45,525       45,525     295,525
         13         83,694        58,571       58,571     308,571      49,161       49,161     299,161
         14         92,604        63,571       63,571     313,571      52,683       52,683     302,683
         15        101,959        68,570       68,570     318,570      56,057       56,057     306,057
         16        111,782        73,426       73,426     323,426      59,242       59,242     309,242
         17        122,096        78,270       78,270     328,270      62,197       62,197     312,197
         18        132,926        83,090       83,090     333,090      64,860       64,860     314,860
         19        144,297        87,872       87,872     337,872      67,166       67,166     317,166
         20        156,237        92,601       92,601     342,601      69,048       69,048     319,048
         25        225,511       120,053      120,053     370,053      71,824       71,824     321,824
         30        313,924       141,905      141,905     391,905      50,165       50,165     300,165


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,725         4,103        3,653     254,103       4,103        3,653     254,103
          2          9,686         8,675        8,275     258,675       8,208        7,808     258,208
          3         14,896        13,551       13,201     263,551      12,636       12,286     262,636
          4         20,365        18,805       18,505     268,805      17,409       17,109     267,409
          5         26,109        24,501       24,251     274,501      22,553       22,303     272,553
          6         32,139        30,702       30,502     280,702      28,088       27,888     278,088
          7         38,471        37,464       37,314     287,464      34,040       33,890     284,040
          8         45,120        44,857       44,757     294,857      40,430       40,330     290,430
          9         52,101        52,932       52,882     302,932      47,282       47,232     297,282
         10         59,431        61,741       61,741     311,741      54,618       54,618     304,618
         11         67,127        71,264       71,264     321,264      62,468       62,468     312,468
         12         75,208        81,558       81,558     331,558      70,862       70,862     320,862
         13         83,694        92,663       92,663     342,663      79,841       79,841     329,841
         14         92,604       104,657      104,657     354,657      89,433       89,433     339,433
         15        101,959       117,623      117,623     367,623      99,670       99,670     349,670
         16        111,782       131,508      131,508     381,508     110,576      110,576     360,576
         17        122,096       146,542      146,542     396,542     122,182      122,182     372,182
         18        132,926       162,826      162,826     412,826     134,504      134,504     384,504
         19        144,297       180,469      180,469     430,469     147,552      147,552     397,552
         20        156,237       199,588      199,588     449,588     161,345      161,345     411,345
         25        225,511       336,127      336,127     586,127     248,835      248,835     498,835
         30        313,924       547,896      547,896     797,896     362,941      362,941     612,941


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,515         3,433        3,003     254,300       3,433        3,003     254,300
          2          9,256         6,857        6,475     258,600       6,416        6,034     258,600
          3         14,234        10,074        9,739     262,900       9,257        8,922     262,900
          4         19,460        13,127       12,840     267,200      11,951       11,664     267,200
          5         24,948        16,045       15,807     271,500      14,490       14,251     271,500
          6         30,711        18,850       18,659     275,800      16,861       16,670     275,800
          7         36,761        21,548       21,405     280,100       19,05      218,908     280,100
          8         43,114        24,157       24,061     284,400      21,044       20,949     284,400
          9         49,785        26,667       26,619     288,700      22,821       22,773     288,700
         10         56,789        29,065       29,065     293,000      24,359       24,359     293,000
         11         64,144        31,259       31,259     297,300      25,638       25,638     297,300
         12         71,866        33,240       33,240     301,600      26,637       26,637     301,600
         13         79,974        34,971       34,971     305,900      27,342       27,342     305,900
         14         88,488        36,453       36,453     310,200      27,719       27,719     310,200
         15         97,427        37,678       37,678     314,500      27,733       27,733     314,500
         16        106,814        38,493       38,493     318,800      27,336       27,336     318,800
         17        116,669        39,042       39,042     323,100      26,482       26,482     323,100
         18        127,018        39,312       39,312     327,400      25,097       25,097     327,400
         19        137,884        39,281       39,281     331,700      23,103       23,102     331,700
         20        149,293        38,932       38,932     336,000      20,411       20,411     336,000
         25        215,488        33,515       33,515     357,500          --           --          --
         30        299,971        10,674       10,674     379,000          --           --          --


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,515         3,660        3,230     254,300       3,660        3,230     254,300
          2          9,256         7,526        7,144     258,600       7,071        6,689     258,600
          3         14,234        11,401       11,066     262,900      10,533       10,198     262,900
          4         19,460        15,328       15,041     267,200      14,040       13,753     267,200
          5         24,948        19,336       19,097     271,500      17,585       17,346     271,500
          6         30,711        23,447       23,256     275,800      21,153       20,962     275,800
          7         36,761        27,673       27,529     280,100      24,732       24,589     280,100
          8         43,114        32,032       31,937     284,400      28,304       28,208     284,400
          9         49,785        36,522       36,475     288,700      31,847       31,779     288,700
         10         56,789        41,133       41,133     293,000      35,338       35,338     293,000
         11         64,144        45,780       45,780     297,300      38,753       38,753     297,300
         12         71,866        50,453       50,453     301,600      42,070       42,070     301,600
         13         79,974        55,119       55,119     305,900      45,268       45,268     305,900
         14         88,488        59,778       59,778     310,200      48,310       48,310     310,200
         15         97,427        64,426       64,426     314,500      51,159       51,159     314,500
         16        106,814        68,920       68,920     318,800      53,760       53,760     318,800
         17        116,669        73,388       73,388     323,100      56,061       56,061     323,100
         18        127,018        77,821       77,821     327,400      57,984       57,984     327,400
         19        137,884        82,202       82,202     331,700      59,439       59,439     331,700
         20        149,293        86,516       86,516     336,000      60,333       60,333     336,000
         25        215,488       111,491      111,491     357,500      54,169       54,169     357,500
         30        299,971       130,484      130,484     379,000       6,043        6,043     379,000


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                 PREMIUMS              CURRENT CHARGES*                   GUARANTEED CHARGES**
                ACCUMULATED   -----------------------------------  -----------------------------------
   END OF          AT 5%                      CASH                                 CASH
   POLICY        INTEREST       ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR         PER YEAR        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  -------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          4,515         3,887        3,457     254,300       3,887        3,457     254,300
          2          9,256         8,223        7,840     258,600       7,754        7,372     258,600
          3         14,234        12,839       12,504     262,900      11,918       11,583     262,900
          4         19,460        17,808       17,521     267,200      16,402       16,115     267,200
          5         24,948        23,196       22,957     271,500      21,230       20,991     271,500
          6         30,711        29,063       28,872     275,800      26,421       26,230     275,800
          7         36,761        35,466       35,323     280,100      32,002       31,858     280,100
          8         43,114        42,475       42,379     284,400      37,995       37,899     284,400
          9         49,785        50,142       50,094     288,700      44,426       44,378     288,700
         10         56,789        58,522       58,522     293,000      51,322       51,322     293,000
         11         64,144        67,602       67,602     297,300      58,719       58,719     297,300
         12         71,866        77,450       77,450     301,600      66,657       66,657     301,600
         13         79,974        88,120       88,120     305,900      75,187       75,187     305,900
         14         88,488        99,708       99,708     310,200      84,357       84,357     310,200
         15         97,427       112,316      112,316     314,500      94,221       94,221     314,500
         16        106,814       125,951      125,951     318,800     104,835      104,835     318,800
         17        116,669       140,851      140,851     323,100     116,271      116,271     323,100
         18        127,018       157,166      157,166     327,400     128,600      128,600     327,400
         19        137,884       175,060      175,060     331,700     141,907      141,907     331,700
         20        149,293       194,718      194,718     342,384     156,300      156,300     336,000
         25        215,488       335,067      335,067     523,207     256,481      256,481     400,495
         30        299,971       552,426      552,426     778,452     402,823      402,823     567,640


   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER
      CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH
      SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.

As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 10, 1997

56                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STATUTORY BASIS STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------

   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         STATUTORY BASIS BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------

   The accompanying notes are an integral part of these financial statements.

58                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------

   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    STATUTORY BASIS STATEMENTS OF CASH FLOWS

                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------

   The accompanying notes are an integral part of these financial statements.

60                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

---------------------------------------------------
 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;

    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61
--------------------------------------------------------------------------------

    realized gains and losses are recognized in the period the asset is sold;

    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and

    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------

                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------

AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.

    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

62                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.

---------------------------------------------------
 2. INVESTMENTS
(A) COMPONENTS OF NET INVESTMENT INCOME

                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63
--------------------------------------------------------------------------------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS

                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------

                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------

    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

64                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553

    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):

                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981

    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

---------------------------------------------------
 3. RELATED PARTY TRANSACTIONS

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

---------------------------------------------------
 4. FEDERAL INCOME TAXES

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).

                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---

---------------------------------------------------
 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65
--------------------------------------------------------------------------------

Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

---------------------------------------------------
 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.

---------------------------------------------------
 7. REINSURANCE

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------

    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.

    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.

    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.

    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

66                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
 8. SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.

---------------------------------------------------
 9. COMMITMENTS AND CONTINGENCIES

    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life One) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997

68                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Separate Account Variable Life One

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
ASSETS
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                            1,145
    Cost                            $1,132
    Market Value.........   $   1,144        --            --             --
  Hartford Stock Fund,
   Inc.
    Shares                             298
    Cost                            $1,173
    Market Value.........      --         $   1,234        --             --
  HVA Money Market Fund,
   Inc.
    Shares                         411,950
    Cost                          $411,950
    Market Value:              --            --         $ 411,950         --
  Hartford Advisers Fund,
   Inc.
    Shares                             486
    Cost                            $1,007
    Market Value.........      --            --            --          $    1,055
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                             692
    Cost                            $2,664
    Market Value.........      --            --            --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                             971
    Cost                            $1,014
    Market Value.........      --            --            --             --
  Hartford Index Fund,
   Inc.
    Shares                             478
    Cost                            $1,074
    Market Value.........      --            --            --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           3,027
    Cost                            $4,190
    Market Value.........      --            --            --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           2,863
    Cost                            $4,419
    Market Value.........      --            --            --             --
  Fidelity VIP Equity
   Income Portfolio
    Shares                              85
    Cost                            $1,730
    Market Value.........      --            --            --             --
  Fidelity VIP Overseas
   Portfolio
    Shares                              55
    Cost                            $1,000
    Market Value.........      --            --            --             --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                              62
    Cost                            $1,000
    Market Value.........      --            --            --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --           227,457         --
  Receivable from shares
   sold..................      --            --            --             --
                           -----------   -----------   -----------   -------------
  Total Assets...........       1,144         1,234       639,407           1,055
                           -----------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --            --             --
  Payable for fund shares
   purchased                   --            --           227,391         --
                           -----------   -----------   -----------   -------------
  Total Liabilities......      --            --           227,391         --
                           -----------   -----------   -----------   -------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $   1,144     $   1,234     $ 412,016      $    1,055
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         927           690       350,368             674
  Unit Price.............   $1.233518     $1.789555     $1.175949      $ 1.563874

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

--------------------------------------------------------------------------------

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------
ASSETS
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                            1,145
    Cost                            $1,132
    Market Value.........        --                --              --             --                --
  Hartford Stock Fund,
   Inc.
    Shares                             298
    Cost                            $1,173
    Market Value.........        --                --              --             --                --
  HVA Money Market Fund,
   Inc.
    Shares                         411,950
    Cost                          $411,950
    Market Value:                --                --              --             --                --
  Hartford Advisers Fund,
   Inc.
    Shares                             486
    Cost                            $1,007
    Market Value.........        --                --              --             --                --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                             692
    Cost                            $2,664
    Market Value.........      $    2,710          --              --             --                --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                             971
    Cost                            $1,014
    Market Value.........        --              $    1,025        --             --                --
  Hartford Index Fund,
   Inc.
    Shares                             478
    Cost                            $1,074
    Market Value.........        --                --           $   1,139         --                --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           3,027
    Cost                            $4,190
    Market Value.........        --                --              --            $   4,258          --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           2,863
    Cost                            $4,419
    Market Value.........        --                --              --             --              $   4,431
  Fidelity VIP Equity
   Income Portfolio
    Shares                              85
    Cost                            $1,730
    Market Value.........        --                --              --             --                --
  Fidelity VIP Overseas
   Portfolio
    Shares                              55
    Cost                            $1,000
    Market Value.........        --                --              --             --                --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                              62
    Cost                            $1,000
    Market Value.........        --                --              --             --                --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....        --                --              --             --                --
  Receivable from shares
   sold..................        --                --              --             --                --
                           -----------------  ---------------  -----------      ----------      ------------
  Total Assets...........           2,710             1,025         1,139            4,258            4,431
                           -----------------  ---------------  -----------      ----------      ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                --              --             --                --
  Payable for fund shares
   purchased                     --                --              --             --                --
                           -----------------  ---------------  -----------      ----------      ------------
  Total Liabilities......        --                --              --             --                --
                           -----------------  ---------------  -----------      ----------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $    2,710        $    1,025     $   1,139        $   4,258        $   4,431
                           -----------------  ---------------  -----------      ----------      ------------
                           -----------------  ---------------  -----------      ----------      ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           1,552               828           650            2,846            2,924
  Unit Price.............      $ 1.745910        $ 1.237827     $1.752378        $1.496455        $1.515489

                                                    FIDELITY VIP     FIDELITY VIP II
                                FIDELITY VIP          OVERSEAS        ASSET MANAGER
                           EQUITY INCOME PORTFOLIO    PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  -------------   ------------------
ASSETS
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value:                 --                    --               --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Fidelity VIP Equity
   Income Portfolio

    Shares

    Cost
    Market Value.........         $    1,784            --               --
  Fidelity VIP Overseas
   Portfolio

    Shares

    Cost
    Market Value.........         --                  $   1,044          --
  Fidelity VIP II Asset
   Manager Portfolio

    Shares

    Cost
    Market Value.........         --                    --              $   1,050
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....                 12            --               --
  Receivable from shares
   sold..................         --                    --               --
                                  ----------        -------------      ----------
  Total Assets...........              1,796              1,044             1,050
                                  ----------        -------------      ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....         --                    --               --
  Payable for fund shares
   purchased                              12            --               --
                                  ----------        -------------      ----------
  Total Liabilities......                 12            --               --
                                  ----------        -------------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........         $    1,784          $   1,044         $   1,050
                                  ----------        -------------      ----------
                                  ----------        -------------      ----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........              1,302                859               832
  Unit Price.............         $ 1.370219          $1.215706         $1.261761

70                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996, TO DECEMBER 31, 1996

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $     17     $        3     $    137      $        7
                                 ---            ---        -----             ---
    Net investment income
     (loss)..............         17              3          137               7
                                 ---            ---        -----             ---
CAPITAL GAINS INCOME.....     --             --           --             --
                                 ---            ---        -----             ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             --           --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         12             61       --                  48
                                 ---            ---        -----             ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........         12             61       --                  48
                                 ---            ---        -----             ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $     29     $       64     $    137      $       55
                                 ---            ---        -----             ---
                                 ---            ---        -----             ---

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $        3           $    14        $      5          $      8          $     11
                                     ---               ---             ---               ---               ---
    Net investment income
     (loss)..............              3                14               5                 8                11
                                     ---               ---             ---               ---               ---
CAPITAL GAINS INCOME.....       --                 --               --              --                  --
                                     ---               ---             ---               ---               ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                 --               --              --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             46                11              65                68                12
                                     ---               ---             ---               ---               ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........             46                11              65                68                12
                                     ---               ---             ---               ---               ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $       49           $    25        $     70          $     76          $     23
                                     ---               ---             ---               ---               ---
                                     ---               ---             ---               ---               ---

                              FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS       ASSET MANAGER
                               PORTFOLIO          PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............       $     --           $    --          $    --
                                     ---               ---              ---
    Net investment income
     (loss)..............       --                  --              --
                                     ---               ---              ---
CAPITAL GAINS INCOME.....       --                  --              --
                                     ---               ---              ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             54                44               50
                                     ---               ---              ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........             54                44               50
                                     ---               ---              ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $     54           $    44          $    50
                                     ---               ---              ---
                                     ---               ---              ---

72                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Separate Account Variable Life One

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996, TO DECEMBER 31, 1996

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   17        $    3       $     137       $    7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        12            61          --               48
                           -----------   -----------   -----------      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        29            64             137           55
                           -----------   -----------   -----------      ------
UNIT TRANSACTIONS:
  Purchases..............     1,000         1,000         436,756        1,000
  Net transfers..........       115           170         (18,268)      --
  Surrenders.............     --            --             (2,162)      --
  Cost of insurance......     --            --             (4,447)      --
                           -----------   -----------   -----------      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,115         1,170         411,879        1,000
                           -----------   -----------   -----------      ------
  Total increase
   (decrease) in net
   assets................     1,144         1,234         412,016        1,055
NET ASSETS:
  Beginning of period....     --            --             --           --
                           -----------   -----------   -----------      ------
  End of period..........    $1,144        $1,234       $ 412,016       $1,055
                           -----------   -----------   -----------      ------
                           -----------   -----------   -----------      ------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

--------------------------------------------------------------------------------

                               CAPTIAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $    3            $   14         $    5           $    8           $   11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          46                11             65               68               12
                               ------            ------       -----------        ------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          49                25             70               76               23
                               ------            ------       -----------        ------           ------
UNIT TRANSACTIONS:
  Purchases..............       1,000             1,000          1,000            1,000            1,000
  Net transfers..........       1,661            --                 69            3,182            3,436
  Surrenders.............     --                 --              --             --                   (11)
  Cost of insurance......     --                 --              --             --                   (17)
                               ------            ------       -----------        ------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,661             1,000          1,069            4,182            4,408
                               ------            ------       -----------        ------           ------
  Total increase
   (decrease) in net
   assets................       2,710             1,025          1,139            4,258            4,431
NET ASSETS:
  Beginning of period....     --                 --              --             --                --
                               ------            ------       -----------        ------           ------
  End of period..........      $2,710            $1,025         $1,139           $4,258           $4,431
                               ------            ------       -----------        ------           ------
                               ------            ------       -----------        ------           ------

                                FIDELITY VIP            FIDELITY VIP          FIDELITY VIP II
                           EQUITY INCOME PORTFOLIO   OVERSEAS PORTFOLIO   ASSET MANAGER PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------------   ------------------   -----------------------
OPERATIONS:
  Net investment income
   (loss)................        --$                      -$-                   --$
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              54                      44                     50
                                   ------                  ------                 ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              54                      44                     50
                                   ------                  ------                 ------
UNIT TRANSACTIONS:
  Purchases..............           1,000                   1,000                  1,000
  Net transfers..........             760                 --                    --
  Surrenders.............             (13)                --                    --
  Cost of insurance......             (17)                --                    --
                                   ------                  ------                 ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           1,730                   1,000                  1,000
                                   ------                  ------                 ------
  Total increase
   (decrease) in net
   assets................           1,784                 --                    --
NET ASSETS:
  Beginning of period....        --                       --                    --
                                   ------                  ------                 ------
  End of period..........          $1,784                  $1,044                 $1,050
                                   ------                  ------                 ------
                                   ------                  ------                 ------

74                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam Variable Trust Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

62                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Putnam Capital Manager Trust Separate
Account Variable Life One and to
the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997

76                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                            91
    Cost                          $1,000
    Market Value.........    $    1,030        --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            63
    Cost                          $1,046
    Market Value.........       --         $    1,094        --
  Putnam VT Global Growth
   Fund
    Shares                            96
    Cost                          $1,562
    Market Value.........       --             --        $    1,615
  Putnam VT Growth and
   Income Fund
    Shares                           184
    Cost                          $4,486
    Market Value.........       --             --            --
  Putnam VT High Yield
   Fund
    Shares                            79
    Cost                          $1,000
    Market Value.........       --             --            --
  Putnam VT Money Market
   Fund
    Shares                         1,012
    Cost                          $1,012
    Market Value.........       --             --            --
  Putnam VT New
   Opportunities Fund
    Shares                            58
    Cost                          $1,057
    Market Value.........       --             --            --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                           328
    Cost                          $4,320
    Market Value.........       --             --            --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                            73
    Cost                          $1,000
    Market Value.........       --             --            --
  Putnam VT Voyager Fund
    Shares                            72
    Cost                          $2,375
    Market Value.........       --             --            --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....
                           -------------   -----------   -----------
  Total Assets...........         1,030         1,094         1,615
                           -------------   -----------   -----------
LIABILITIES:
  Payable for fund shares
   purchased.............       --             --            --
                           -------------   -----------   -----------
  Total Liabilities......       --             --            --
                           -------------   -----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $    1,030    $    1,094    $    1,615
                           -------------   -----------   -----------
                           -------------   -----------   -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........            85            71           102
  Unit Price.............    $12.064581    $15.301933    $15.897325
GRAND TOTAL:
  Contract Liability.....    $    1,030    $    1,094    $    1,615

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                            91
    Cost                          $1,000
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            63
    Cost                          $1,046
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Growth
   Fund
    Shares                            96
    Cost                          $1,562
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Growth and
   Income Fund
    Shares                           184
    Cost                          $4,486
    Market Value.........   $    4,520          --                  --                   --                 --             --
  Putnam VT High Yield
   Fund
    Shares                            79
    Cost                          $1,000
    Market Value.........      --             $    1,025            --                   --                 --             --
  Putnam VT Money Market
   Fund
    Shares                         1,012
    Cost                          $1,012
    Market Value.........      --               --                $    1,012             --                 --             --
  Putnam VT New
   Opportunities Fund
    Shares                            58
    Cost                          $1,057
    Market Value.........      --               --                  --                 $      995           --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                           328
    Cost                          $4,320
    Market Value.........      --               --                  --                   --              $    4,331        --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                            73
    Cost                          $1,000
    Market Value.........      --               --                  --                   --                 --          $    1,073
  Putnam VT Voyager Fund
    Shares                            72
    Cost                          $2,375
    Market Value.........      --               --                  --                   --                 --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Assets...........        4,520             1,025               1,012                  995             4,331          1,073
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
LIABILITIES:
  Payable for fund shares
   purchased.............      --               --                  --                   --                 --             --
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Liabilities......      --               --                  --                   --                 --             --
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $    4,520        $    1,025          $    1,012           $      995        $    4,331     $    1,073
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........          254                71                 865                   67               346             72
  Unit Price.............   $17.812315        $14.470063          $ 1.170296           $14.831271        $12.504679     $14.812870
GRAND TOTAL:
  Contract Liability.....   $    4,520        $    1,025          $    1,012           $      995        $    4,331     $    1,073


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Asset
   Allocation Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Growth
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Growth and
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT High Yield
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Money Market
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT New
   Opportunities Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Utilities
   Growth and Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Voyager Fund

    Shares

    Cost
    Market Value.........   $    2,347
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....
                           ------------
  Total Assets...........        2,347
                           ------------
LIABILITIES:
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......      --
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $    2,347
                           ------------
                           ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........          128
  Unit Price.............   $18.327403
GRAND TOTAL:
  Contract Liability.....   $    2,347

78                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $       --    $       --    $       --
                                    ---           ---           ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            30            48            53
                                    ---           ---           ---
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $       30    $       48    $       53
                                    ---           ---           ---
                                    ---           ---           ---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               79
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $       --        $       --          $       12           $       --        $       --     $       --
                                   ---               ---                 ---                -----               ---            ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           34                25                  --                  (62)               11             73
                                   ---               ---                 ---                -----               ---            ---
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $       34        $       25          $       12           $      (62)       $       11     $       73
                                   ---               ---                 ---                -----               ---            ---
                                   ---               ---                 ---                -----               ---            ---


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $       --
                                 -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (28)
                                 -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $      (28)
                                 -----
                                 -----

80                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                         GLOBAL ASSET
                           DIVERSIFIED    ALLOCATION       GLOBAL
                           INCOME FUND       FUND        GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $   --          $  --         $   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          30              48            53
                           -----------         ------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          30              48            53
                           -----------         ------    -----------
UNIT TRANSACTIONS:
  Purchases..............       1,000           1,000         1,000
  Net transfers..........      --                  46           562
  Surrenders.............
  Cost of insurance......
                           -----------         ------    -----------
  Net increase in net
   assets resulting from
   unit transactions.....       1,000           1,046         1,562
                           -----------         ------    -----------
  Total increase in net
   assets................       1,030           1,094         1,615
NET ASSETS:
  Beginning of period....
                           -----------         ------    -----------
  End of period..........  $    1,030      $    1,094    $    1,615
                           -----------         ------    -----------
                           -----------         ------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               81
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --             $ --                $       12           $ --              $  --          $  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           34                25                                      (62)               11             73
                                ------            ------              ------               ------            ------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           34                25                  12                  (62)               11             73
                                ------            ------              ------               ------            ------         ------
UNIT TRANSACTIONS:
  Purchases..............        1,000             1,000               1,000                1,000             1,000          1,000
  Net transfers..........        3,515          --                  --                         57             3,320
  Surrenders.............          (12)
  Cost of insurance......          (17)
                                ------            ------              ------               ------            ------         ------
  Net increase in net
   assets resulting from
   unit transactions.....        4,486             1,000               1,000                1,057             4,320          1,000
                                ------            ------              ------               ------            ------         ------
  Total increase in net
   assets................        4,520             1,025               1,012                  995             4,331          1,073
NET ASSETS:
  Beginning of period....
                                ------            ------              ------               ------            ------         ------
  End of period..........   $    4,520        $    1,025          $    1,012           $      995        $    4,331     $    1,073
                                ------            ------              ------               ------            ------         ------
                                ------            ------              ------               ------            ------         ------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (28)
                                ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (28)
                                ------
UNIT TRANSACTIONS:
  Purchases..............        1,000
  Net transfers..........        1,375
  Surrenders.............
  Cost of insurance......
                                ------
  Net increase in net
   assets resulting from
   unit transactions.....        2,375
                                ------
  Total increase in net
   assets................        2,347
NET ASSETS:
  Beginning of period....
                                ------
  End of period..........   $    2,347
                                ------
                                ------

82                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.